File No. 333-126261      CIK #1290381


                       Securities and Exchange Commission
                           Washington, DC 20549-0102

                                 Post-Effective
                               Amendment No. 3 to
                                    Form S-6

              For Registration under the Securities Act of 1933 of
               Securities of Unit Investment Trusts Registered on
                                   Form N-8B-2

                       Van Kampen Unit Trusts, Series 516
                              (Exact Name of Trust)

                              Van Kampen Funds Inc.
                            (Exact Name of Depositor)

                                522 Fifth Avenue
                            New York, New York 10020
          (Complete address of Depositor's principal executive offices)

  VAN KAMPEN FUNDS INC.                 PAUL, HASTINGS, JANOFSKY & WALKER LLP
  Attention: Amy R. Doberman, Esq.      Attention: Michael R. Rosella, Esq.
  522 Fifth Avenue                      75 East 55th Street
  New York, New York 10036              New York, New York 10022

               (Name and complete address of agents for service)


    ( X ) Check if it is proposed that this filing will become effective on November 21, 2008, pursuant to paragraph (b) of Rule 485.




Cohen & Steers Master Municipal Income Portfolio - National Series 3 Cohen & Steers Master Municipal Income Portfolio - California Series 2 Cohen & Steers Master Municipal Income Portfolio - New York Series 2


(Van Kampen Unit Trusts, Series 516)


     The unit investment trusts named above (the "Portfolios") seek federally tax-exempt income by investing in a portfolio of closed-end funds selected by Cohen & Steers Capital Management, Inc. which concentrate in tax-exempt municipal bonds. The California Series and New York Series also seek to provide income exempt from state income tax for residents of the applicable state. Of course, we cannot guarantee that a Portfolio will achieve its objective.
   An investment can be made in the underlying funds directly rather than through the Portfolios. These direct investments can be made without paying the Portfolio sales charge, operating expenses and organization costs.


  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THE
      UNITS OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY
              REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                The date of this Prospectus is November 21, 2008


Part I of this Prospectus may not be distributed unless accompanied by Part II. Please retain both parts of this Prospectus for future reference.


       VAN KAMPEN
       INVESTMENTS

      Cohen & Steers Master Municipal Income Portfolio - National Series 3 Cohen & Steers Master Municipal Income Portfolio - California Series 2
      Cohen & Steers Master Municipal Income Portfolio - New York Series 2

                   Summary of Essential Financial Information

                             As of September 3, 2008

                                                                             National         California        New York
                                                                              Series            Series           Series
                                                                        ----------------   ---------------   --------------
Pubic Offering Price per Unit                                           $        8.28770   $       8.52550   $      8.03370
      Less maximum sales charge per Unit (1.50% of
         Public Offering Price per Unit) (1)                            $        0.12430   $       0.12790   $      0.12050
                                                                        ----------------   ---------------   --------------
Redemption price per Unit and Net Asset Value per Unit (2)(3)           $        8.16340   $       8.39760   $      7.91320
                                                                        ================   ===============   ==============

Number of Units                                                                1,450,833           316,772          464,279
Aggregate Value of Securities (2)                                       $  11,843,796.26   $  2,660,133.17   $ 3,673,932.59

Initial Date of Deposit                                August 17, 2005
Mandatory Termination Date                             February 17, 2011

Record Dates                                           Tenth day of each month.
Distribution Dates                                     Twenty-fifth day of each month.

--------------------------------------------------------------------------------

(1)  The sales charge is described in the "Fee Table".

(2)  Each Security is valued on the bases set forth under "Public Offering--Unit
     Price" in Prospectus Part II.

(3) The Public Offering Price will include any accumulated dividends or cash in the Income or Capital Accounts.

                                    Fee Table
                             As of September 3, 2008

                                                        Cohen & Steers
                                                       Master Municipal
                                                       Income Portfolio-
                                                        National Series
                                                 ----------------------------
                                                   As a % of
                                                    Public          Amount
                                                   Offering         per 100
                                                     Price           Units
                                                 ------------    ------------
Transaction Fees
 Maximum sales charge (1)                              1.500%   $      12.430
                                                 ============    ============
 Maximum sales charge on reinvested dividends          0.000%   $       0.000
                                                 ============    ============

                                                    As a %          Amount
                                                    of Net          per 100
                                                    Assets           Units
                                                 ------------    ------------
Estimated Annual Expenses
Trustee's fee and operating expenses                   0.299%   $       2.443
Supervisory fee (2)                                    0.025%   $       0.204
Bookkeeping and administrative fees                    0.018%   $       0.150
Estimated underlying funds' expenses (3)               1.258%   $      10.265
                                                 ------------    ------------
Estimated annual expenses                              1.600%   $      13.062
                                                 ============    ============

                                                                  Amount per
                                                                    $10,000
                                                                   Invested
                                                                 ------------
Estimated Costs Over Time
1 year                                                          $         308
2 years                                                         $         468
2 1/2 years (Approximate Life of Portfolio)                     $         551


   This fee table is intended to assist you in understanding the costs that you will bear and to present a comparison of fees. The "Estimated Costs Over Time" example illustrates the expenses you would pay on a $10,000 investment assuming a 5% annual return and redemption at the end of each period. Of course, you should not consider this example a representation of actual past or future expenses or annual rate of return which may differ from those assumed for this example. The sales charge and expenses are described under "Public Offering" and "Portfolio Operating Expenses" in Prospectus Part II.

--------------------------------------------------------------------------------

(1) The maximum sales charge is currently 1.50% of the Public Offering Price per Unit. The sales charge will decrease by 0.50% on each August 17 to a minimum of 1.00%.

(2) Each Portfolio assesses this fee as a percentage (0.025%) of the average daily net asset value.

(3) Although not an actual operating expense, your Portfolio, and therefore the Unitholders, will indirectly bear the operating expenses of the funds held by your Portfolio in the estimated amount provided above. Estimated fund expenses are based upon the net asset value of the number of fund shares held by your Portfolio per Unit multiplied by the annual operating expenses of the funds for the most recent fiscal year.

                                    Fee Table
                             As of September 3, 2008
                                                                   Cohen & Steers                  Cohen & Steers
                                                                  Master Municipal                Master Municipal
                                                                 Income Portfolio-                Income Portfolio-
                                                                 California Series                 New York Series
                                                            ----------------------------    ----------------------------
                                                              As a % of                       As a % of
                                                               Public          Amount          Public          Amount
                                                              Offering         per 100        Offering         per 100
                                                                Price           Units           Price           Units
                                                            ------------   -------------    ------------   -------------
Transaction Fees
 Initial sales charge (1)                                         1.500%   $      12.790          1.500%   $      12.050
                                                            ============   =============    ============   =============
 Maximum sales charge on reinvested dividends                     0.000%   $       0.000          0.000%   $       0.000
                                                            ============   =============    ============   =============

                                                               As a %          Amount          As a %          Amount
                                                               of Net          per 100         of Net          per 100
                                                               Assets           Units          Assets           Units
                                                            ------------    ------------    ------------    ------------
Estimated Annual Expenses
Trustee's fee and operating expenses                              0.287%   $       2.407          0.302%   $       2.387
Supervisory fee (2)                                               0.025%   $       0.210          0.025%   $       0.198
Bookkeeping and administrative fees                               0.018%   $       0.150          0.019%   $       0.150
Estimated underlying funds' expenses (3)                          1.298%   $      10.904          1.399%   $      11.071
                                                            ------------   -------------    ------------   -------------
Estimated annual expenses                                         1.628%   $      13.671          1.745%   $      13.806
                                                            ============   =============    ============   =============

                                                                             Amount per                      Amount per
                                                                               $10,000                         $10,000
                                                                             Invested                         Invested
                                                                           ------------                     ------------
Estimated Costs Over Time
1 year                                                                     $         310                   $         322
2 years                                                                    $         473                   $         497
2 1/2 years (Approximate Life of Portfolio)                                $         557                   $         587


   This fee table is intended to assist you in understanding the costs that you will bear and to present a comparison of fees. The "Estimated Costs Over Time" example illustrates the expenses you would pay on a $10,000 investment assuming a 5% annual return and redemption at the end of each period. Of course, you should not consider this example a representation of actual past or future expenses or annual rate of return which may differ from those assumed for this example. The sales charge and expenses are described under "Public Offering" and "Portfolio Operating Expenses" in Prospectus Part II.

--------------------------------------------------------------------------------

(1) The maximum sales charge is currently 1.50% of the Public Offering Price per Unit. The sales charge will decrease by 0.50% on each August 17 to a minimum of 1.00%.

(2) Each Portfolio assesses this fee as a percentage (0.025%) of the average daily net asset value.

(3) Although not an actual operating expense, your Portfolio, and therefore the Unitholders, will indirectly bear the operating expenses of the funds held by your Portfolio in the estimated amount provided above. Estimated fund expenses are based upon the net asset value of the number of fund shares held by your Portfolio per Unit multiplied by the annual operating expenses of the funds for the most recent fiscal year.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Unitholders of Van Kampen Unit Trusts, Series 516 (Cohen & Steers Master Municipal Income Portfolio - National Series 3, Cohen & Steers Master Municipal Income Portfolio - California Series 2 and Cohen & Steers Master Municipal Income Portfolio - New York Series 2):
   We have audited the accompanying statements of condition (including the analyses of net assets and the related portfolio schedules) of Cohen & Steers Master Municipal Income Portfolio - National Series 3, Cohen & Steers Master Municipal Income Portfolio - California Series 2 and Cohen & Steers Master Municipal Income Portfolio - New York Series 2 (the "Portfolios," included in Van Kampen Unit Trusts, Series 516) as of July 31, 2008, and the related statements of operations and changes in net assets for the period from August 17, 2005 (Initial Date of Deposit) through July 31, 2006 and for each of the two years in the period ended July 31, 2008, and the financial highlights for the period from August 17, 2005 (Initial Date of Deposit) through July 31, 2006 and for each of the two years in the period ended July 31, 2008. These financial statements and financial highlights are the responsibility of management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Portfolios are not required to have, nor were we engaged to perform an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolios' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned at July 31, 2008 by correspondence with The Bank of New York Mellon, Trustee. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Cohen & Steers Master Municipal Income Portfolio - National Series 3, Cohen & Steers Master Municipal Income Portfolio - California Series 2 and Cohen & Steers Master Municipal Income Portfolio - New York Series 2 (included in Van Kampen Unit Trusts, Series 516) as of July 31, 2008, and the results of its operations and changes in net assets for the period from August 17, 2005 (Initial Date of Deposit) through July 31, 2006 and for each of the two years in the period ended July 31, 2008, and the financial highlights for the period from August 17, 2005 (Initial Date of Deposit) through July 31, 2006 and for each of the two years in the period ended July 31, 2008, in conformity with accounting principles generally accepted in the United States of America.

                                                              GRANT THORNTON LLP

   New York, New York
   November 20, 2008

                       VAN KAMPEN UNIT TRUSTS, SERIES 516
                             Statements of Condition
                                  July 31, 2008
                                                                            National        California        New York
                                                                             Series           Series           Series
                                                                          -------------   -------------    -------------
   Trust property
      Cash.............................................................   $          --   $          --    $          --
      Securities at market value, (cost $13,898,842, $3,078,947
          and $4,417,065, respectively) (note 1).......................      12,081,037       2,709,835        3,737,632
      Accumulated dividends............................................          52,149          11,941           16,389
      Receivables for securities sold..................................              --              --               --
                                                                          -------------   -------------    -------------
                                                                          $  12,133,186   $   2,721,776    $   3,754,021
                                                                          =============   =============    =============
   Liabilities and interest to Unitholders
      Cash overdraft...................................................   $     159,887   $      50,142    $      53,391
      Redemptions payable..............................................              --              --                8
      Interest to Unitholders..........................................      11,973,299       2,671,634        3,700,622
                                                                          -------------   -------------    -------------
                                                                          $  12,133,186   $   2,721,776    $   3,754,021
                                                                          =============   =============    =============

                             Analyses of Net Assets

   Interest of Unitholders (1,465,629, 320,153 and 470,091 Units, respectively, of fractional undivided interest outstanding) Cost to original investors of 2,950,466 , 546,318
         and 851,757 Units, respectively (note 1)......................   $  29,562,716   $   5,525,629    $   8,427,857
        Less initial underwriting commission (note 3)..................       1,000,524         180,699          274,763
                                                                          -------------   -------------    -------------
                                                                             28,562,192       5,344,930        8,153,094
        Less redemption of 1,484,837, 226,165 and
          381,666 Units, respectively..................................      13,499,266       2,078,924        3,374,933
                                                                          -------------   -------------    -------------
                                                                             15,062,926       3,266,006        4,778,161
      Overdistributed net investment income
        Net Investment Income..........................................       2,495,228         493,936          696,740
        Less distributions to Unitholders..............................       2,827,345         567,604          800,033
                                                                          -------------   -------------    -------------
                                                                               (332,117)        (73,668)        (103,293)
      Realized gain (loss) on Securities sale or redemption............        (478,384)        (82,742)        (142,044)
      Capital Gains Received...........................................          81,590           3,606           14,592
      Unrealized appreciation (depreciation) of Securities (note 2)....      (1,817,805)       (369,112)        (679,433)
      Distributions to Unitholders of Security sale proceeds...........        (136,571)             --          (53,258)
      Deferred sales charge............................................        (406,340)        (72,456)        (114,103)
                                                                          -------------   -------------    -------------
          Net asset value to Unitholders...............................   $  11,973,299   $   2,671,634    $   3,700,622
                                                                          =============   =============    =============

   Net asset value per Unit (Units outstanding of 1,465,629,
      320,153 and 470,091, respectively)...............................   $        8.17   $        8.34    $        7.87
                                                                          =============   =============    =============

   The accompanying notes are an integral part of these financial statements.

      COHEN & STEERS MASTER MUNICIPAL INCOME PORTFOLIO - NATIONAL SERIES 3
                            Statements of Operations
   Period from August 17, 2005 (Initial Date of Deposit) through July 31, 2006 and for the years ended July 31, 2007 and 2008
                                                                              2006             2007             2008
                                                                          -------------   -------------    -------------
   Investment income
      Dividend income..................................................   $   1,030,304   $   1,091,143    $     777,002
      Expenses
         Trustee fees and other expenses...............................          35,818          54,754           40,197
         Organizational fees...........................................         256,476           3,642               --
         Supervisory fees..............................................           6,166           2,122            4,046
                                                                          -------------   -------------    -------------
            Total expenses.............................................         298,460          60,518           44,243
                                                                          -------------   -------------    -------------
         Net investment income.........................................         731,844       1,030,625          732,759
   Realized gain (loss) from Security sale
      Proceeds.........................................................       3,011,008       7,094,683        4,076,590
      Cost.............................................................       3,133,960       7,111,931        4,414,774
                                                                          -------------   -------------    -------------
         Realized gain (loss)..........................................        (122,952)        (17,248)        (338,184)
   Capital Gains Received..............................................              --          59,116           22,474
   Net change in unrealized appreciation (depreciation) of Securities..        (525,514)       (384,609)        (907,682)
                                                                          -------------   -------------    -------------
         NET INCREASE (DECREASE) IN NET ASSETS
           RESULTING FROM OPERATIONS...................................   $      83,378   $     687,884    $    (490,633)
                                                                          =============   =============    =============

                       Statements of Changes in Net Assets
   Period from August 17, 2005 (Initial Date of Deposit) through July 31, 2006 and for the years ended July 31, 2007 and 2008

                                                                              2006             2007             2008
                                                                          -------------   -------------    -------------
   Operations:
      Net investment income............................................   $     731,844   $   1,030,625    $     732,759
      Realized gain (loss) on Securities sales.........................        (122,952)        (17,248)        (338,184)
      Capital Gains Received...........................................              --          59,116           22,474
      Net change in unrealized appreciation (depreciation) of Securities       (525,514)       (384,609)        (907,682)
                                                                          -------------   -------------    -------------
         Net increase (decrease) in net assets resulting from operations         83,378         687,884         (490,633)
   Distributions to Unitholders from:
      Net investment income............................................      (1,003,399)     (1,073,987)        (749,959)
      Security sale or redemption proceeds.............................         (55,097)        (59,003)         (22,471)
      Redemption of Units..............................................      (2,379,295)     (7,013,777)      (4,106,194)
      Deferred sales charge............................................        (326,605)        (79,735)              --
                                                                          -------------   -------------    -------------
         Total increase (decrease).....................................      (3,681,018)     (7,538,618)      (5,369,257)
   Net asset value to Unitholders
      Beginning of period..............................................         145,020      24,641,856       17,230,118
      Additional Securities purchased from the proceeds of Unit Sales..      28,177,854         126,880          112,438
                                                                          -------------   -------------    -------------
      End of period (including overdistributed net investment income of
         $(271,555), $(314,917) and $(332,117), respectively)..........   $  24,641,856   $  17,230,118    $  11,973,299
                                                                          =============   =============    =============

   The accompanying notes are an integral part of these financial statements.

     COHEN & STEERS MASTER MUNICIPAL INCOME PORTFOLIO - CALIFORNIA SERIES 2
                            Statements of Operations
   Period from August 17, 2005 (Initial Date of Deposit) through July 31, 2006 and for the years ended July 31, 2007 and 2008
                                                                              2006             2007             2008
                                                                          -------------   -------------    -------------
   Investment income
      Dividend income..................................................   $     186,577   $     223,922    $     166,819
      Expenses
         Trustee fees and other expenses...............................           8,247          13,742           11,868
         Organizational fees...........................................          46,421             622               --
         Supervisory fees..............................................           1,101             484              897
                                                                          -------------   -------------    -------------
            Total expenses.............................................          55,769          14,848           12,765
                                                                          -------------   -------------    -------------
         Net investment income.........................................         130,808         209,074          154,054
   Realized gain (loss) from Security sale
      Proceeds.........................................................         240,430         987,002          959,034
      Cost.............................................................         244,189         989,057        1,035,962
                                                                          -------------   -------------    -------------
         Realized gain (loss)..........................................          (3,759)         (2,055)         (76,928)
   Capital Gains Received..............................................              --           1,873            1,733
   Net change in unrealized appreciation (depreciation) of Securities..          (3,781)       (169,203)        (196,128)
                                                                          -------------   -------------    -------------
         NET INCREASE (DECREASE) IN NET ASSETS
           RESULTING FROM OPERATIONS...................................   $     123,268   $      39,689    $    (117,269)
                                                                          =============   =============    =============

                       Statements of Changes in Net Assets
   Period from August 17, 2005 (Initial Date of Deposit) through July 31, 2006 and for the years ended July 31, 2007 and 2008

                                                                              2006             2007             2008
                                                                          -------------   -------------    -------------
   Operations:
      Net investment income............................................   $     130,808   $     209,074    $     154,054
      Realized gain (loss) on Securities sales.........................          (3,759)         (2,055)         (76,928)
      Capital Gains Received...........................................              --           1,873            1,733
      Net change in unrealized appreciation (depreciation) of Securities         (3,781)       (169,203)        (196,128)
                                                                          -------------   -------------    -------------
         Net increase (decrease) in net assets resulting from operations        123,268          39,689         (117,269)
   Distributions to Unitholders from:
      Net investment income............................................        (184,110)       (222,049)        (161,445)
      Security sale or redemption proceeds.............................              --              --               --
      Redemption of Units..............................................        (140,072)       (967,439)        (971,413)
      Deferred sales charge............................................         (57,898)        (14,558)              --
                                                                          -------------   -------------    -------------
         Total increase (decrease).....................................        (258,812)     (1,164,357)      (1,250,127)
   Net asset value to Unitholders
      Beginning of period..............................................         145,056       4,973,282        3,875,102
      Additional Securities purchased from the proceeds of Unit Sales..       5,087,038          66,177           46,659
                                                                          -------------   -------------    -------------
      End of period (including overdistributed net investment income of
         $(53,302), $(66,277) and $(73,668), respectively).............   $   4,973,282   $   3,875,102    $   2,671,634
                                                                          =============   =============    =============

   The accompanying notes are an integral part of these financial statements.

      COHEN & STEERS MASTER MUNICIPAL INCOME PORTFOLIO - NEW YORK SERIES 2
                            Statements of Operations
   Period from August 17, 2005 (Initial Date of Deposit) through July 31, 2006 and for the years ended July 31, 2007 and 2008
                                                                              2006             2007             2008
                                                                          -------------   -------------    -------------
   Investment income
      Dividend income..................................................   $     275,092   $     321,250    $     220,680
      Expenses
         Trustee fees and other expenses...............................          11,427          18,638           14,953
         Organizational fees...........................................          70,787             864               --
         Supervisory fees..............................................           1,706             663            1,244
                                                                          -------------   -------------    -------------
            Total expenses.............................................          83,920          20,165           16,197
                                                                          -------------   -------------    -------------
         Net investment income.........................................         191,172         301,085          204,483
   Realized gain (loss) from Security sale
      Proceeds.........................................................         340,586       1,872,174        1,379,920
      Cost.............................................................         310,414       1,904,781        1,519,529
                                                                          -------------   -------------    -------------
         Realized gain (loss)..........................................          30,172         (32,607)        (139,609)
   Capital Gains Received..............................................               --          10,746            3,846
   Net change in unrealized appreciation (depreciation) of Securities..        (129,544)       (284,894)        (264,995)
                                                                          -------------   -------------    -------------
         NET INCREASE (DECREASE) IN NET ASSETS
           RESULTING FROM OPERATIONS...................................   $      91,800   $      (5,670)   $    (196,275)
                                                                          =============   =============    =============

                       Statements of Changes in Net Assets
   Period from August 17, 2005 (Initial Date of Deposit) through July 31, 2006 and for the years ended July 31, 2007 and 2008

                                                                              2006             2007             2008
                                                                          -------------   -------------    -------------
   Operations:
      Net investment income............................................   $     191,172   $     301,085    $     204,483
      Realized gain (loss) on Securities sales.........................          30,172         (32,607)        (139,609)
      Capital Gains Received...........................................              --          10,746            3,846
      Net change in unrealized appreciation (depreciation) of Securities       (129,544)       (284,894)        (264,995)
                                                                          -------------   -------------    -------------
         Net increase (decrease) in net assets resulting from operations         91,800          (5,670)        (196,275)
   Distributions to Unitholders from:
      Net investment income............................................        (268,909)       (317,770)        (213,354)
      Security sale or redemption proceeds.............................         (41,933)        (11,325)              --
      Redemption of Units..............................................        (146,034)     (1,840,910)      (1,387,989)
      Deferred sales charge............................................         (91,159)        (22,944)              --
                                                                          -------------   -------------    -------------
         Total increase (decrease).....................................        (456,235)     (2,198,619)      (1,797,618)
   Net asset value to Unitholders
      Beginning of period..............................................         145,458       7,534,180        5,440,992
      Additional Securities purchased from the proceeds of Unit Sales..       7,844,957         105,431           57,248
                                                                          -------------   -------------    -------------
      End of period (including overdistributed net investment income of
         $(77,737), $(94,422) and $(103,293), respectively)............   $   7,534,180   $   5,440,992    $   3,700,622
                                                                          =============   =============    =============


   The accompanying notes are an integral part of these financial statements.

COHEN & STEERS MASTER MUNICIPAL INCOME
PORTFOLIO - NATIONAL SERIES                                                     PORTFOLIO SCHEDULE AS OF JULY 31, 2008
----------------------------------------------------------------------------------------------------------------------
                                                                                                         VALUATION OF
NUMBER                                                                                   MARKET VALUE     SECURITIES
OF SHARES          NAME OF ISSUER                                                          PER SHARE       (NOTE 1)
----------------------------------------------------------------------------------------------------------------------
         65,902   BlackRock Muni Intermediate Duration Fund                             $  12.8600      $      847,500
----------------------------------------------------------------------------------------------------------------------
         43,638   BlackRock MuniHoldings California Insured Fund, Inc.                      12.0300            524,965
----------------------------------------------------------------------------------------------------------------------
         40,769   BlackRock MuniHoldings Florida Insured Fund                               11.7600            479,443
----------------------------------------------------------------------------------------------------------------------
         35,803   BlackRock MuniHoldings New York Insured Fund                              11.9700            428,562
----------------------------------------------------------------------------------------------------------------------
         37,369   BlackRock MuniYield California Insured Fund                               12.3300            460,760
----------------------------------------------------------------------------------------------------------------------
         52,546   BlackRock MuniYield Fund                                                  12.9500            680,471
----------------------------------------------------------------------------------------------------------------------
         63,433   BlackRock MuniYield Insured Fund                                          12.2200            775,151
----------------------------------------------------------------------------------------------------------------------
         44,754   BlackRock MuniYield New York Insured Fund                                 11.8000            528,097
----------------------------------------------------------------------------------------------------------------------
         34,826   BlackRock MuniYield Quality Fund, Inc.                                    12.7500            444,032
----------------------------------------------------------------------------------------------------------------------
         65,137   Eaton Vance Insured Municipal Bond Fund                                   13.0200            848,084
----------------------------------------------------------------------------------------------------------------------
         24,158   Nuveen Dividend Advantage Muncipal Fund 2                                 14.5400            351,257
----------------------------------------------------------------------------------------------------------------------
         39,515   Nuveen Dividend Advantage Municipal Fund 3                                12.9600            512,114
----------------------------------------------------------------------------------------------------------------------
         48,575   Nuveen Insured Municipal Opportunity Fund, Inc.                           12.6600            614,960
----------------------------------------------------------------------------------------------------------------------
         20,432   Nuveen Insured Quality Municipal Fund, Inc.                               12.5400            256,217
----------------------------------------------------------------------------------------------------------------------
         25,210   Nuveen Municipal Advantage Fund                                           13.1600            331,764
----------------------------------------------------------------------------------------------------------------------
         30,778   Nuveen Municipal Market Opportunity Fund                                  12.3800            381,032
----------------------------------------------------------------------------------------------------------------------
        101,887   Nuveen Municipal Value Fund                                                9.8000            998,493
----------------------------------------------------------------------------------------------------------------------
         36,867   Nuveen Performance Plus Municipal Fund                                    12.5600            463,050
----------------------------------------------------------------------------------------------------------------------
         41,981   Nuveen Premium Income Municipal Fund                                      12.6200            529,800
----------------------------------------------------------------------------------------------------------------------
         29,468   Nuveen Premium Income Municipal Fund 2                                    12.7700            376,306
----------------------------------------------------------------------------------------------------------------------
         36,980   Nuveen Quality Income Municipal Fund                                      13.2500            489,985
----------------------------------------------------------------------------------------------------------------------
         22,735   Nuveen Select Quality Municipal Fund                                      13.2000            300,102
----------------------------------------------------------------------------------------------------------------------
         28,645   PIMCO Municipal Income Fund                                               16.0200            458,892
---------------                                                                                        ---------------
        971,408                                                                                         $   12,081,037
===============                                                                                        ===============

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

COHEN & STEERS MASTER MUNICIPAL INCOME
PORTFOLIO - CALIFORNIA SERIES                                                   PORTFOLIO SCHEDULE AS OF JULY 31, 2008
----------------------------------------------------------------------------------------------------------------------
                                                                                                         VALUATION OF
NUMBER                                                                                   MARKET VALUE     SECURITIES
OF SHARES          NAME OF ISSUER                                                          PER SHARE       (NOTE 1)
----------------------------------------------------------------------------------------------------------------------
          6,000   BlackRock California Municipal 2018 Term Trust                        $  14.9300      $       89,580
----------------------------------------------------------------------------------------------------------------------
         10,265   BlackRock California Municipal Income Trust II                            13.0300            133,753
----------------------------------------------------------------------------------------------------------------------
         24,567   BlackRock MuniHoldings California Insured Fund, Inc.                      12.0300            295,541
----------------------------------------------------------------------------------------------------------------------
         14,426   BlackRock MuniYield California Fund, Inc.                                 13.0700            188,548
----------------------------------------------------------------------------------------------------------------------
         24,630   BlackRock MuniYield California Insured Fund, Inc.                         12.3300            303,688
----------------------------------------------------------------------------------------------------------------------
          4,634   Eaton Vance California Municipal Income Trust                             13.1500             60,937
----------------------------------------------------------------------------------------------------------------------
          7,882   Neuberger Berman California Intermediate Municipal Fund, Inc.             12.4900             98,446
----------------------------------------------------------------------------------------------------------------------
          9,347   Nuveen California Dividend Advantage Municipal Fund 2                     12.6200            117,959
----------------------------------------------------------------------------------------------------------------------
         15,162   Nuveen California Dividend Advantage Municipal Fund 3                     12.7200            192,861
----------------------------------------------------------------------------------------------------------------------
          5,811   Nuveen California Investment Quality Municipal Fund                       12.8700             74,788
----------------------------------------------------------------------------------------------------------------------
          4,558   Nuveen California Municipal Market Opportunity Fund                       12.7800             58,251
----------------------------------------------------------------------------------------------------------------------
          3,310   Nuveen California Premium Income Municipal Fund                           12.1300             40,150
----------------------------------------------------------------------------------------------------------------------
          9,347   Nuveen California Quality Income Municipal Fund                           13.1500            122,913
----------------------------------------------------------------------------------------------------------------------
          8,692   Nuveen California Select Quality Municipal Fund                           12.7500            110,823
----------------------------------------------------------------------------------------------------------------------
          8,790   Nuveen Insured California Dividend Advantage Municipal Fund               13.5500            119,105
----------------------------------------------------------------------------------------------------------------------
          6,392   Nuveen Insured California Premium Income  Municial Fund 2                 12.4600             79,644
----------------------------------------------------------------------------------------------------------------------
          4,265   Nuveen Insured California Tax-Free Advantage Municipal Fund               13.2400             56,469
----------------------------------------------------------------------------------------------------------------------
         15,389   PIMCO California Municipal Income Fund                                    15.7000            241,607
----------------------------------------------------------------------------------------------------------------------
         24,419   PIMCO California Municipal Income Fund III                                13.3000            324,772
---------------                                                                                        ---------------
        207,886                                                                                         $    2,709,835
===============                                                                                        ===============

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

COHEN & STEERS MASTER MUNICIPAL INCOME
PORTFOLIO - NEW YORK SERIES                                                     PORTFOLIO SCHEDULE AS OF JULY 31, 2008
----------------------------------------------------------------------------------------------------------------------
                                                                                                         VALUATION OF
NUMBER                                                                                   MARKET VALUE     SECURITIES
OF SHARES          NAME OF ISSUER                                                          PER SHARE       (NOTE 1)
----------------------------------------------------------------------------------------------------------------------
         47,422   BlackRock MuniHoldings New York Insured Fund                          $   11.9700     $      567,641
----------------------------------------------------------------------------------------------------------------------
         51,520   BlackRock MuniYield New York Insured Fund, Inc.                           11.8000            607,936
----------------------------------------------------------------------------------------------------------------------
         28,171   BlackRock New York Municipal Income Trust                                 15.2600            429,889
----------------------------------------------------------------------------------------------------------------------
         14,803   Neuberger Berman New York Intermediate Municipal Fund, Inc.               12.5100            185,186
----------------------------------------------------------------------------------------------------------------------
         13,811   Nuveen Insured New York Dividend Advantage Municipal Fund                 12.8400            177,333
----------------------------------------------------------------------------------------------------------------------
         10,339   Nuveen Insured New York Premium Income Municipal Fund                     12.5200            129,444
----------------------------------------------------------------------------------------------------------------------
         13,605   Nuveen New York Dividend Advantage Municipal Fund                         12.7300            173,192
----------------------------------------------------------------------------------------------------------------------
         11,155   Nuveen New York Dividend Advantage Municipal Fund 2                       12.6500            141,111
----------------------------------------------------------------------------------------------------------------------
         24,161   Nuveen New York Investment Quality Municipal Fund                         12.5600            303,462
----------------------------------------------------------------------------------------------------------------------
         17,797   Nuveen New York Performance Plus Municipal Fund                           13.3900            238,302
----------------------------------------------------------------------------------------------------------------------
         24,605   Nuveen New York Quality Income Municipal Fund                             12.4500            306,332
----------------------------------------------------------------------------------------------------------------------
         23,252   Nuveen New York Select Quality Municipal Fund                             12.4700            289,952
----------------------------------------------------------------------------------------------------------------------
         15,186   PIMCO New York Municipal Income Fund III                                  12.3700            187,852
---------------                                                                                        ---------------
        295,827                                                                                         $    3,737,632
===============                                                                                        ===============

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                       VAN KAMPEN UNIT TRUSTS, SERIES 516
                          Notes to Financial Statements
                          July 31, 2006, 2007 and 2008
--------------------------------------------------------------------------------

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
   Security Valuation - Securities are valued as described in Prospectus Part
II.

   Security Cost - The cost of the Securities is determined based on the actual price paid by the Portfolio on the various dates of deposit.

   Unit Valuation - The redemption price per Unit is the pro rata share of each Unit based upon (1) the cash on hand in the Portfolio or monies in the process of being collected, (2) the Securities in the Portfolio based on the value as described in Note 1 and (3) accumulated dividends thereon, less accrued expenses of the Portfolio, if any.

   Federal Income Taxes - Each Unitholder is considered to be the owner of a pro rata portion of the Portfolio and, accordingly, no provision has been made for federal income taxes.

   Other - The financial statements are presented on the accrual basis of accounting. Any realized gains or losses from securities transactions are reported on an identified cost basis.

NOTE 2 - PORTFOLIO
   Unrealized appreciation and depreciation - An analysis of net unrealized appreciation (depreciation) at July 31, 2008 is as follows:

                                     National             California              New York
                                      Series                Series                 Series
                                 ----------------      ----------------       ----------------
   Unrealized Appreciation       $           952       $         1,216        $            --
   Unrealized Depreciation            (1,818,757)             (370,328)              (679,433)
                                 ----------------      ----------------       ----------------
                                 $    (1,817,805)      $      (369,112)       $      (679,433)
                                 ================      ================       ================

NOTE 3- OTHER
   Marketability - Although it is not obligated to do so, the Underwriter intends to maintain a market for Units and to continuously offer to purchase Units at prices, subject to change at any time, based upon the value of the Securities in the Portfolio valued as described in Note 1. If the supply of Units exceeds demand, or for other business reasons, the Underwriter may discontinue purchases of Units at such prices. In the event that a market is not maintained for the Units, a Unitholder desiring to dispose of his Units may be able to do so only by tendering such units to the Trustee for redemption at the redemption price.

   Cost to Investors - The cost to original investors was based on adding to the underlying value of the Securities per Unit on the date of an investor's purchase, plus an amount equal to the maximum sales charge of 3.00% of the public offering price which is equivalent to 3.093% of the aggregate underlying value of the Securities and the maximum deferred sales charge of $0.140 per Unit and a creation and development fee of $0.06 per Unit. These initial investors paid a deferred sales charge of $0.140 per Unit and a creation and development fee of $0.06 per Unit. On each August 17 the secondary market sales charge will decrease by .5 of 1% to a minimum sales charge of 1.00%.

   Compensation of Sponsor and Supervisor - The Supervisor receives a fee for providing portfolio supervisory services for the Portfolio. The Sponsor receives an annual fee for performing bookkeeping and administrative services for the Portfolio. Both fees may be adjusted for increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index.

NOTE 4 - REDEMPTION OF UNITS Units were presented for redemption as follows:

                                           Period ended            Year Ended              Year Ended
                                             July 31,               July 31,                July 31,
                                               2006                   2007                    2008
                                          --------------         --------------          --------------
   Cohen & Steers Master Municipal Income
     Portfolio - National Series              262,972                740,574                 481,291
   Cohen & Steers Master Municipal Income
     Portfolio - California Series            14,929                 99,510                  111,726
   Cohen & Steers Master Municipal Income
     Portfolio - New York Series              15,835                 198,606                 167,225

NOTE 5 - FINANCIAL HIGHLIGHTS

Cohen & Steers Master Municipal Income Portfolio - National Series
                                                                              2006 (c)         2007           2008
                                                                            ------------  -------------  -------------
Per Share Operating Performance:
   Net asset value, beginning of period...................................  $       9.66  $        9.26  $        8.91
                                                                            ------------  -------------  -------------
   Income from investment operations:
      Net investment income...............................................          0.39           0.46           0.44
      Capital gains received..............................................            --           0.03           0.01
      Net realized and unrealized gain (loss) on investment transactions (a)      (0.06)         (0.29)         (0.73)
                                                                            ------------  -------------  -------------
   Total from investment operations.......................................          0.33           0.20         (0.28)
                                                                            ------------  -------------  -------------
Distributions to Unitholders from:
   Net investment income..................................................        (0.53)         (0.48)         (0.45)
   Security and redemption proceeds.......................................        (0.03)         (0.03)         (0.01)
                                                                            ------------  -------------  -------------
   Total distributions to Unitholders.....................................        (0.56)         (0.51)         (0.46)
   Deferred sales charge..................................................        (0.17)         (0.04)             --
                                                                            ------------  -------------  -------------
   Net asset value, end of period.........................................  $       9.26  $        8.91  $        8.17
                                                                            ============  =============  =============
Total Return (b):.........................................................          0.71%         1.69%         (3.17)%
Ratios as a Percentage of Average Net Assets (b):
   Expenses...............................................................          1.66%         0.28%          0.31%
   Net investment income..................................................          4.08%         4.84%          5.12%

--------------------------------------------------------------------------------

(a) Realized and unrealized gains and losses per unit include the balancing amounts necessary to reconcile the change in net asset value per unit. The per unit amount may be significantly affected based on the changes in units outstanding during the period.

(b)  Not annualized for periods less than one year.

(c)  For the period from August 17, 2005 (Initial Date of Deposit) through July
     31, 2006

NOTE 5 - FINANCIAL HIGHLIGHTS (continued)

Cohen & Steers Master Municipal Income Portfolio - California Series
                                                                              2006 (c)         2007           2008
                                                                            ------------  -------------  -------------
Per Share Operating Performance:
   Net asset value, beginning of period...................................  $       9.67  $        9.58  $        9.09
                                                                            ------------  -------------  -------------
   Income from investment operations:
      Net investment income...............................................          0.38           0.46           0.43
      Capital gains received..............................................            --           0.01             --
      Net realized and unrealized gain (loss) on investment transactions (a)        0.24         (0.44)         (0.73)
                                                                            ------------  -------------  -------------
   Total from investment operations.......................................          0.62           0.03         (0.30)
                                                                            ------------  -------------  -------------
Distributions to Unitholders from:
   Net investment income..................................................        (0.54)         (0.49)         (0.45)
   Security and redemption proceeds.......................................            --             --             --
                                                                            ------------  -------------  -------------
   Total distributions to Unitholders.....................................        (0.54)         (0.49)         (0.45)
   Deferred sales charge..................................................        (0.17)         (0.03)             --
                                                                            ------------  -------------  -------------
   Net asset value, end of period.........................................  $       9.58  $        9.09  $        8.34
                                                                            ============  =============  =============
Total Return (b):.........................................................         3.73%         0.02%         (3.06)%
Ratios as a Percentage of Average Net Assets (b):
   Expenses...............................................................         1.69%         0.34%          0.41%
   Net investment income..................................................         3.97%         4.75%          4.89%

--------------------------------------------------------------------------------

(a) Realized and unrealized gains and losses per unit include the balancing amounts necessary to reconcile the change in net asset value per unit. The per unit amount may be significantly affected based on the changes in units outstanding during the period.

(b)  Not annualized for periods less than one year.

(c)  For the period from August 17, 2005 (Initial Date of Deposit) through July
     31, 2006

NOTE 5 - FINANCIAL HIGHLIGHTS (continued)

Cohen & Steers Master Municipal Income Portfolio - New York Series
                                                                              2006 (c)         2007           2008
                                                                            ------------  -------------  -------------
Per Share Operating Performance:
   Net asset value, beginning of period...................................  $       9.67  $        9.22  $        8.63
                                                                            ------------  -------------  -------------
   Income from investment operations:
      Net investment income...............................................          0.36           0.43           0.39
      Capital gains received..............................................            --           0.02           0.01
      Net realized and unrealized gain (loss) on investment transactions (a)      (0.05)         (0.54)         (0.75)
                                                                            ------------  -------------  -------------
   Total from investment operations.......................................          0.31         (0.09)         (0.35)
                                                                            ------------  -------------  -------------
Distributions to Unitholders from:
   Net investment income..................................................        (0.51)         (0.45)         (0.41)
   Security and redemption proceeds.......................................        (0.08)         (0.02)             --
                                                                            ------------  -------------  -------------
   Total distributions to Unitholders.....................................        (0.59)         (0.47)         (0.41)
   Deferred sales charge..................................................        (0.17)         (0.03)             --
                                                                            ------------  -------------  -------------
   Net asset value, end of period.........................................  $       9.22  $        8.63  $        7.87
                                                                            ============  =============  =============
Total Return (b):.........................................................         0.55%         0.43%         (3.94)%
Ratios as a Percentage of Average Net Assets (b):
   Expenses...............................................................         1.69%         0.31%          0.37%
   Net investment income..................................................         3.85%         4.66%          4.70%

--------------------------------------------------------------------------------

(a) Realized and unrealized gains and losses per unit include the balancing amounts necessary to reconcile the change in net asset value per unit. The per unit amount may be significantly affected based on the changes in units outstanding during the period.

(b)  Not annualized for periods less than one year.

(c)  For the period from August 17, 2005 (Initial Date of Deposit) through July
     31, 2006





       Cohen & Steers Master Municipal Income Portfolio - National Series

      Cohen & Steers Master Municipal Income Portfolio - California Series

       Cohen & Steers Master Municipal Income Portfolio - New York Series



                               Prospectus Part Two



                       This prospectus contains two parts.



                     No one may use this Prospectus Part Two
                   unless accompanied by Prospectus Part One.



       You should read this prospectus and retain it for future reference.

--------------------------------------------------------------------------------

    The Securities and Exchange Commission has not approved or disapproved of the Trust units or passed upon the adequacy or accuracy of this prospectus.

               Any contrary representation is a criminal offense.




Van Kampen
Investments




THE PORTFOLIO
--------------------------------------------------------------------------------

   The Portfolios were created under the laws of the State of New York pursuant to a Trust Indenture and Trust Agreement (the "Trust Agreement"), dated the Initial Date of Deposit, among Van Kampen Funds Inc., as Sponsor, Cohen & Steers Capital Management, Inc., as Supervisor, and The Bank of New York Mellon, as Trustee.

   The Portfolios offer investors the opportunity to purchase Units representing proportionate interests in a portfolio of shares of closed-end funds. A Portfolio may be an appropriate medium for investors who desire to participate in a portfolio of securities with greater diversification than they might be able to acquire individually.

   The Sponsor intends to qualify Units for sale in a number of states, provided that Units of the California Series may be purchased only by residents of California and Units of the New York Series may be purchased by residents of New York, Connecticut, Florida and New Jersey.

   On the Initial Date of Deposit, the Sponsor deposited delivery statements relating to contracts for the purchase of the Securities and an irrevocable letter of credit in the amount required for these purchases with the Trustee. In exchange for these contracts the Trustee delivered to the Sponsor documentation evidencing the ownership of Units of the Portfolios. Unless otherwise terminated as provided in the Trust Agreement, the Portfolios will terminate on the Mandatory Termination Date and any remaining Securities will be liquidated or distributed by the Trustee within a reasonable time. As used in this prospectus the term "Securities" means the securities (including contracts to purchase these securities) listed in each "Portfolio" in Part One and any additional securities deposited into each Portfolio.

   Additional Units of a Portfolio may be issued at any time by depositing in the Portfolio (i) additional Securities, (ii) contracts to purchase Securities together with cash or irrevocable letters of credit or (iii) cash (or a letter of credit or the equivalent) with instructions to purchase additional Securities. As additional Units are issued by a Portfolio, the aggregate value of the Securities will be increased and the fractional undivided interest represented by each Unit will be decreased. The Sponsor may continue to make additional deposits into a Portfolio following the Initial Date of Deposit provided that the additional deposits will be in amounts which will maintain, as nearly as practicable, the same percentage relationship among the number of shares of each Security in the Portfolio that existed immediately prior to the subsequent deposit. Investors may experience a dilution of their investments and a reduction in their anticipated income because of fluctuations in the prices of the Securities between the time of the deposit and the purchase of the Securities and because the Portfolio will pay the associated brokerage or acquisition fees. Purchases and sales of Securities by your Portfolio may impact the value of the Securities. This may especially be the case during the initial offering of Units, upon Portfolio termination and in the course of satisfying large Unit redemptions.

   Each Unit of your Portfolio initially offered represents an undivided interest in the Portfolio. To the extent that any Units are redeemed by the Trustee or additional Units are issued as a result of additional Securities being deposited by the Sponsor, the fractional undivided interest in your Portfolio represented by each unredeemed Unit will increase or decrease accordingly, although the actual interest in your Portfolio will remain unchanged. Units will remain outstanding until redeemed upon tender to the Trustee by Unitholders, which may include the Sponsor, or until the termination of the Trust Agreement.

   Each Portfolio consists of (a) the Securities (including contracts for the purchase thereof) listed under the related "Portfolio" in Part One as may continue to be held from time to time in the Portfolio, (b) any additional Securities acquired and held by the Portfolio pursuant to the provisions of the Trust Agreement and (c) any cash held in the related Income and Capital Accounts. Neither the Sponsor nor the Trustee shall be liable in any way for any failure in any of the Securities.

OBJECTIVES AND SECURITIES SELECTION
--------------------------------------------------------------------------------

   The Cohen & Steers Master Municipal Income Portfolio - National Series seeks to provide income exempt from federal income tax. The Portfolio seeks to achieve its objective by investing in a portfolio consisting of common stock of closed-end investment companies (known as "closed-end funds") selected by Cohen & Steers Capital Management, Inc. (the "Portfolio Consultant"). These closed-end funds generally seek to invest in tax-exempt municipal bonds. Income may be subject to the alternative minimum tax and state and local taxes.

   The Portfolio Consultant sought to construct a well-diversified portfolio of leveraged closed-end funds that have strong fundamentals and are sponsored by well-regarded managers in this asset class. Cohen & Steers believes that the large number of national and single state municipal closed-end funds - there are nearly 300 funds at this time - contribute to secondary market inefficiencies in this sector. In selecting funds for the Portfolio, the Portfolio Consultant generally considered only funds with a ten-day average daily trading volume greater than $400,000 and a market capitalization greater than $300,000,000 at the time of selection. In general, after screening out funds that did not meet the above criteria, Cohen & Steers then applied a proprietary selection methodology for including Funds in the Portfolio. The Cohen & Steers proprietary methodology evaluates a series of factors, including, but not limited to, the following factors:

     o   Current dividend yield;

     o   Share price premium/discount to net asset value;

     o   Amount and type of leverage in the capital structure;

     o Portfolio sensitivity to interest rate changes - theoretical and actual historical;

     o Use and percentage amount of interest rate swaps and other interest rate hedging strategies;

     o   Estimate of fund earnings power;

     o   Embedded dividend payment cushion;

     o   Expense ratios;

     o   Historical track record; and

     o   History with regard to dividend changes.

   After evaluating each of the screened funds, the Portfolio Consultant uses its proprietary valuation model to score each fund. The Cohen & Steers Closed-End Fund Investment Committee reviews the results of the screening process to select funds for inclusion in the Portfolio. Funds advised by the Sponsor, the Portfolio Consultant and their affiliates were excluded from consideration for the Portfolio in an effort to maintain independence in the portfolio selection process.

   The Cohen & Steers Master Municipal Income Portfolio - California Series seeks to provide income exempt from federal and California income tax. The Portfolio seeks to achieve its objective by investing in a portfolio consisting of common stock of closed-end investment companies (known as "closed-end funds") selected by Cohen & Steers Capital Management, Inc. (the "Portfolio Consultant"). These closed-end funds generally seek to invest in tax-exempt municipal bonds issued primarily by California issuers. Income may be subject to the alternative minimum tax and a portion of the income could be derived from non-California bonds and be taxable to California residents.

   The Portfolio Consultant sought to construct a well-diversified portfolio of leveraged closed-end funds that have strong fundamentals and are sponsored by well-regarded managers in this asset class. Cohen & Steers believes that the large number of national and single state municipal closed-end funds - there are nearly 300 funds at this time - contribute to secondary market inefficiencies in this sector. In selecting funds for the Portfolio, the Portfolio Consultant generally considered only funds with a ten-day average daily trading volume greater than $200,000 and a market capitalization greater than $75,000,000 at the time of selection. In general, after screening out funds that did not meet the above criteria, Cohen & Steers then applied a proprietary selection methodology for including Funds in the Portfolio. The Cohen & Steers proprietary methodology evaluates a series of factors, including, but not limited to, the following factors:

     o   Current dividend yield;

     o   Share price premium/discount to net asset value;

     o   Amount and type of leverage in the capital structure;

     o Portfolio sensitivity to interest rate changes - theoretical and actual historical;

     o Use and percentage amount of interest rate swaps and other interest rate hedging strategies;

     o   Estimate of fund earnings power;

     o   Embedded dividend payment cushion;

     o   Expense ratios;

     o   Historical track record; and

     o   History with regard to dividend changes.

   After evaluating each of the screened funds, the Portfolio Consultant uses its proprietary valuation model to score each fund. The Cohen & Steers Closed-End Fund Investment Committee reviews the results of the screening process to select funds for inclusion in the Portfolio. Funds advised by the Sponsor, the Portfolio Consultant and their affiliates were excluded from consideration for the Portfolio in an effort to maintain independence in the portfolio selection process.

   The Cohen & Steers Master Municipal Income Portfolio - New York Series seeks to provide income exempt from federal and New York income tax. The Portfolio seeks to achieve its objective by investing in a portfolio consisting of common stock of closed-end investment companies (known as "closed-end funds") selected by Cohen & Steers Capital Management, Inc. (the "Portfolio Consultant"). These closed-end funds generally seek to invest in tax-exempt municipal bonds issued primarily by New York issuers. Income may be subject to the alternative minimum tax and a portion of the income could be derived from non-New York bonds and be taxable to New York residents.

   The Portfolio Consultant sought to construct a well-diversified portfolio of leveraged closed-end funds that have strong fundamentals and are sponsored by well-regarded managers in this asset class. Cohen & Steers believes that the large number of national and single state municipal closed-end funds - there are nearly 300 funds at this time - contribute to secondary market inefficiencies in this sector. In selecting funds for the Portfolio, the Portfolio Consultant generally considered only funds with a ten-day average daily trading volume greater than $100,000 and a market capitalization greater than $75,000,000 at the time of selection. In general, after screening out funds that did not meet the above criteria, Cohen & Steers then applied a proprietary selection methodology for including Funds in the Portfolio. The Cohen & Steers proprietary methodology evaluates a series of factors, including, but not limited to, the following factors:

     o   Current dividend yield;

     o   Share price premium/discount to net asset value;

     o   Amount and type of leverage in the capital structure;

     o Portfolio sensitivity to interest rate changes - theoretical and actual historical;

     o Use and percentage amount of interest rate swaps and other interest rate hedging strategies;

     o   Estimate of fund earnings power;

     o   Embedded dividend payment cushion;

     o   Expense ratios;

     o   Historical track record; and

     o   History with regard to dividend changes.

   After evaluating each of the screened funds, the Portfolio Consultant uses its proprietary valuation model to score each fund. The Cohen & Steers Closed-End Fund Investment Committee reviews the results of the screening process to select funds for inclusion in the Portfolio. Funds advised by the Sponsor, the Portfolio Consultant and their affiliates were excluded from consideration for the Portfolio in an effort to maintain independence in the portfolio selection process.

   The Portfolio Consultant is not an affiliate of the Sponsor. The Sponsor did not select the Securities for the Portfolios. The Portfolio Consultant may use the list of Securities in its independent capacity as an investment adviser and distributes this information to various individuals and entities. The Portfolio Consultant may recommend or effect transactions in the Securities. This may have an adverse effect on the prices of the Securities. This also may have an impact on the price a Portfolio pays for the Securities and the price received upon Unit redemptions or Portfolio termination. The Portfolio Consultant may act as agent or principal in connection with the purchase and sale of securities, including the Securities. The Portfolio Consultant also issues reports and makes recommendations on the Securities. The Portfolio Consultant's research department may receive compensation based on commissions generated by research and/or sales of Units.

   Neither the Portfolio Consultant nor the Sponsor manage the Portfolios. You should note that the Portfolio Consultant applied the selection criteria to the Securities for inclusion in the Portfolios prior to the Initial Date of Deposit. After this time, the Securities may no longer meet the selection criteria. Should a Security no longer meet the selection criteria, we will generally not remove the Security from a Portfolio. In offering the Units to the public, neither the Sponsor nor any broker-dealers are recommending any of the individual Securities but rather the entire pool of Securities in a Portfolio, taken as a whole, which are represented by the Units.

   The Portfolio Consultant. Founded in 1986, Cohen & Steers Capital Management Inc. is a manager of high income equity portfolios specializing in U.S. REITs, global real estate securities, preferred securities, utilities, value equity securities and other high dividend paying common stocks. As of September 30, 2008, Cohen & Steers Capital Management Inc. had $24.6 billion in assets under management. Cohen & Steers manages separate account portfolios for institutional investors, including some of the world's largest pension funds and endowments. In addition, the firm manages open- and closed-end mutual funds for both retail and institutional investors. Cohen & Steers is among the largest REIT managers in the U.S. and employs a significant research and trading staff. Many investors have come to view Cohen & Steers as an important source for income-oriented investment products. Cohen & Steers also acts as Supervisor of the Portfolios. As described above, Cohen & Steers advises other clients such as investment companies and other accounts. Many of these client accounts are "managed" accounts. The Portfolios are not managed funds and will generally not sell or replace Securities. Please refer to the preceding discussion of Cohen & Steers' activities regarding the advisory accounts of its other clients and the effect these activities may have on the Securities in the Portfolios.

RISK FACTORS
--------------------------------------------------------------------------------

   All investments involve risk. This section describes the main risks that can impact the value of the securities in your Portfolio or in the underlying funds. You should understand these risks before you invest. If the value of the securities falls, the value of your Units will also fall. We cannot guarantee that your Portfolio will achieve its objective or that your investment return will be positive over any period.

   Market Risk. Market risk is the risk that the value of the securities in your Portfolio or in the underlying funds will fluctuate. This could cause the value of your Units to fall below your original purchase price. Market value fluctuates in response to various factors. These can include changes in interest rates, inflation, the financial condition of a security's issuer, perceptions of the issuer, or ratings on a security. Even though your Portfolio is supervised, you should remember that we do not manage your Portfolio. Your Portfolio will not sell a security solely because the market value falls as is possible in a managed fund.

   Interest Rate Risk. Interest rate risk is the risk that the value of securities held by certain closed-end funds will fall if interest rates increase. The securities held by the closed-end funds typically fall in value when interest rates rise and rise in value when interest rates fall. The securities held by the closed-end funds with longer periods before maturity are often more sensitive to interest rate changes.

   Credit Risk. Credit risk is the risk that a borrower is unable to meet its obligation to pay principal or interest on a security held by a closed-end fund. This may reduce the level of dividends a closed-end fund pays which would reduce your income and could cause the value of your Units to fall.

   Closed-End Funds. The Portfolios invest in shares of closed-end funds. You should understand the section titled "Closed-End Funds" before you invest. Shares of closed-end funds frequently trade at a discount from their net asset value in the secondary market. This risk is separate and distinct from the risk that the net asset value of fund shares may decrease. The amount of such discount from net asset value is subject to change from time to time in response to various factors. Closed-end funds are subject to various risks, including management's ability to meet the fund's investment objective, and to manage the fund portfolio when the underlying securities are redeemed or sold, during periods of market turmoil and as investors' perceptions regarding closed-end funds or their underlying investments change. The Portfolios and the underlying funds have operating expenses. You will bear not only your share of your Portfolio's expenses, but also the expenses of the underlying funds. By investing in other funds, a Portfolio incurs greater expenses than you would incur if you invested directly in the funds.

   Municipal Bond Risks. Each of the closed-end funds held by the Portfolios invests in tax-exempt municipal bonds. Municipal bonds are debt obligations issued by states or by political subdivisions or authorities of states. Municipal bonds are typically designated as general obligation bonds, which are general obligations of a governmental entity that are backed by the taxing power of such entity, or revenue bonds, which are payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. Municipal bonds are long-term fixed rate debt obligations that generally decline in value with increases in interest rates, when an issuer's financial condition worsens or when the rating on a bond is decreased. Many municipal bonds may be called or redeemed prior to their stated maturity, an event which is more likely to occur when interest rates fall. In such an occurrence, a closed-end fund may not be able to reinvest the money it receives in other bonds that have as high a yield or as long a maturity.

   Many municipal bonds are subject to continuing requirements as to the actual use of the bond proceeds or manner of operation of the project financed from bond proceeds that may affect the exemption of interest on such bonds from federal income taxation. The market for municipal bonds is generally less liquid than for other securities and therefore the price of municipal bonds may be more volatile and subject to greater price fluctuations than securities with greater liquidity. In addition, an issuer's ability to make income distributions generally depends on several factors including the financial condition of the issuer and general economic conditions. Any of these factors may negatively impact the price of municipal bonds held by a closed-end fund and would therefore impact the price of both the fund shares and the Units.

   The funds invest primarily in municipal bonds that pay interest that is exempt from regular federal income tax and, for state-specific funds, from regular income tax of the applicable state. Notwithstanding the foregoing, certain income from a fund may not qualify as tax-exempt income and could be subject to federal, state or local tax. In addition, income from the funds may be subject to the alternative minimum tax and may have other tax consequences (e.g., they may affect the amount of social security benefits that are taxed). Capital gains and capital gain dividends, if any, will be subject to tax.

   California Risks. Because the Trust invests substantially all of its total assets in California municipal securities, the Trust is more susceptible to political, economic, regulatory or other factors affecting issuers of California municipal securities than a Trust which does not limit its investments to such issuers. These risks include possible legislative, state constitutional or regulatory amendments that may affect the ability of state and local governments or regional governmental authorities to raise money to pay principal and interest on their municipal securities. Economic, fiscal and budgetary conditions throughout the state may also influence the Trust's performance. The 2008 Budget Act, released on September 25, 2008, estimates that California will have a General Fund balance of $1.7 billion as of June 30, 2009, assuming voter approval of the budget-balancing measures in the November 2008 election. The Sponsor is unable to predict what impact these issues may have on the value of your Units or the obligations included in the Trust.

   California state and local government obligations may be adversely affected by political and economic conditions and developments within the State of California and the nation as a whole. As of October 2008, the dramatic downturn in the real estate markets and its effect on other areas of the economy, particularly the financial markets, continue to dominate the economic news of both California and the nation. Declining home prices and increased subprime mortgage rates have led to record mortgage delinquencies and home foreclosures in California. Home values may decrease further before real estate markets and home building return to normal. Economists have projected that the housing sector will continue to weigh on the State and national economies in the next two years, but that economic growth should begin to improve in the first half of 2009.

   At the end of 2007, California's wholesale energy markets remained stable and competitive for the sixth consecutive year (2002-2007). This trend is predominantly due to a high level of forward energy contracting by the State's investor-owned utilities, which limits their exposure to spot market price volatility, enhances competition, and facilitates new generation investment. It is not possible to predict future market performance or the resulting impact on California's economy due to the volatility in the energy markets, climate changes and natural disasters that effect fuel and energy generation and transmission, and the State's ever-growing infrastructure needs, particularly in Southern California.

   Although revenue obligations of the State of California or its political subdivisions may be payable from a specific project or source, there can be no assurance that future economic difficulties and the resulting impact on State and local government finances will not adversely affect the market value of the portfolio of the Trust or the ability of the respective obligors to make timely payments of principal and interest on such obligations.

   The value of California municipal instruments may also be affected by general conditions in the money markets or the municipal bond markets, the levels of federal income tax rates, the supply of tax-exempt bonds, the credit quality and rating of the issues and perceptions with respect to the level of interest rates.

   There can be no assurance that there will not be a decline in economic conditions or that particular California municipal securities in the portfolio of the Trust will not be adversely affected by any such changes.

   As of November 2008, all outstanding general obligation bonds of the State are rated "A+" by Standard and Poor's, "A+" by Fitch and "A1" by Moody's.

   Further information concerning California risk factors may be obtained upon request to the Sponsor as described in "Additional Information" appearing in Prospectus Part II.

   New York Risks. Because the New York Series each invest in funds that invest primarily in New York municipal securities, the Portfolios are more susceptible to political, economic, regulatory or other factors affecting New York municipal securities than an investment which does not limit its investments to such issuers.

   The financial condition of the State of New York is affected by various national, economic, social and environmental policies and conditions. Additionally, constitutional and statutory limitations imposed on the State and its local governments concerning taxes, bond indebtedness and other matters may constrain the revenue-generating capacity of the State and its local governments and, therefore, the ability of the issuers of the bonds to satisfy their obligations.

   The economic vitality of the State and its various regions and, therefore, the ability of the State and its local governments to satisfy the bonds, are affected by numerous factors. Historically, the State has been one of the wealthiest states in the nation, however, for decades the State economy has grown more slowly than that of the nation as a whole, gradually eroding the State's relative economic affluence. The State has for many years had a very high state and local tax burden relative to other states. The burden of State and local taxation, in combination with the many other causes of regional economic dislocation, has contributed to the decisions of some businesses and individuals to relocate outside, or not locate within, the State. The crisis in the world financial markets will have a disproportionate effect on the State's economy, as Wall Street generates approximately one-fifth of the State's revenues each year.

   The economy of the State continues to be influenced by the financial health of the City of New York, which faces greater competition as other major cities develop financial and business capabilities. In particular, extended periods of uncertainty in the financial and capital markets may have a disproportional, adverse effect on the economic health of the City of New York and the State, relative to the nation. The current turmoil on Wall Street will have a major adverse impact on New York City's economy, as the securities industry represents approximately five percent of jobs in the City, as well as about twenty percent of all wages in the City. The New York City Comptroller's Office is currently estimating that the recent Wall Street dislocations will significantly impact the City's tax revenue. The financial industry accounted for more than 45 percent of the City's business income tax collections in recent years, amounting to about $5.5 billion in Fiscal Year 2008 alone.

   As of November 2008, outstanding general obligation bonds of the State are rated "AA" by Standard and Poor's and "Aa3" by Moody's. As of November 2008, all outstanding general obligation bonds of the City of New York are rated "AA" by Standard & Poor's and "Aa3" by Moody's.

   Further information concerning New York risk factors may be obtained upon request to the Sponsor as described in "Additional Information" appearing in Prospectus Part II.

    High-Yield Security Risk. Some of the closed-end funds held by your Portfolio may invest in high-yield securities or unrated securities. High-yield, high risk securities are subject to greater market fluctuations and risk of loss than securities with higher investment ratings. The value of these securities will decline significantly with increases in interest rates, not only because increases in rates generally decrease values, but also because increased rates may indicate an economic slowdown. An economic slowdown, or a reduction in an issuer's creditworthiness, may result in the issuer being unable to maintain earnings at a level sufficient to maintain interest and principal payments.

    High-yield or "junk" securities, the generic names for securities rated below "BBB" by Standard & Poor's or "Baa" by Moody's, are frequently issued by corporations in the growth stage of their development or by established companies who are highly leveraged or whose operations or industries are depressed. Securities rated below BBB or Baa are considered speculative as these ratings indicate a quality of less than investment grade. Because high-yield securities are generally subordinated obligations and are perceived by investors to be riskier than higher rated securities, their prices tend to fluctuate more than higher rated securities and are affected by short-term credit developments to a greater degree.

    The market for high-yield securities is smaller and less liquid than that for investment grade securities. High-yield securities are generally not listed on a national securities exchange but trade in the over-the-counter markets. Due to the smaller, less liquid market for high-yield securities, the bid-offer spread on such securities is generally greater than it is for investment grade securities and the purchase or sale of such securities may take longer to complete.

    Liquidity Risk. Liquidity risk is the risk that the value of a security will fall if trading in the security is limited or absent. No one can guarantee that a liquid trading market will exist for any security.

   No FDIC Guarantee. An investment in your Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CLOSED-END FUNDS
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    Closed-end funds are a type of investment company that holds an actively managed portfolio of securities. Closed-end funds issue shares in "closed-end" offerings which generally trade on a stock exchange (although some closed-end fund shares are not listed on a securities exchange). The funds in the Portfolios all are currently listed on a securities exchange. Since closed-end funds maintain a relatively fixed pool of investment capital, portfolio managers may be better able to adhere to their investment philosophies through greater flexibility and control. In addition, closed-end funds don't have to manage fund liquidity to meet potentially large redemptions.

    Closed-end funds are subject to various risks, including management's ability to meet the closed-end fund's investment objective, and to manage the closed-end fund portfolio when the underlying securities are redeemed or sold, during periods of market turmoil and as investors' perceptions regarding closed-end funds or their underlying investments change.

    Shares of closed-end funds frequently trade at a discount from their net asset value in the secondary market. This risk is separate and distinct from the risk that the net asset value of closed-end fund shares may decrease. The amount of such discount from net asset value is subject to change from time to time in response to various factors.

    The closed-end funds included in the Portfolios may employ the use of leverage in their portfolios through the issuance of preferred stock or other methods. While leverage often serves to increase the yield of a closed-end fund, this leverage also subjects the closed-end fund to increased risks. These risks may include the likelihood of increased volatility and the possibility that the closed-end fund's common share income will fall if the dividend rate on the preferred shares or the interest rate on any borrowings rises.

    Certain of the funds in the Portfolios may be classified as "non-diversified" under the Investment Company Act of 1940. These funds have the ability to invest a greater portion of their assets in securities of a single issuer which could reduce diversification.

    Only the Trustee may vote the shares of the closed-end funds held in the Portfolios. The Trustee will vote the shares in the same general proportion as shares held by other shareholders of each fund. Your Portfolio is generally required, however, to reject any offer for securities or other property in exchange for portfolio securities as described under "Portfolio Administration--Portfolio Administration."

PUBLIC OFFERING
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   General. Units are offered at the Public Offering Price which includes the net assets value per Unit plus organization costs plus the sales charge. The net asset value per Unit is the value of the securities, cash and other assets in your Portfolio reduced by the liabilities of the Portfolio divided by the total Units outstanding. The "Fee Table" describes the sales charge in detail in Part One.

   The actual sales charge that may be paid by an investor may differ slightly from the sales charges shown herein due to rounding that occurs in the calculation of the Public Offering Price and in the number of Units purchased.

   The minimum purchase is 100 Units (25 Units for retirement accounts) but may vary by selling firm. Certain broker-dealers or selling firms may charge an order handling fee for processing Unit purchases.

   Reducing Your Sales Charge. The Sponsor offers a variety of ways for you to reduce the sales charge that you pay. It is your financial professional's responsibility to alert the Sponsor of any discount when you purchase Units. Before you purchase Units you must also inform your financial professional of your qualification for any discount or of any combined purchases to be eligible for a reduced sales charge. You may not combine discounts.

   Employees. Employees, officers and directors (including their spouses and children under 21 living in the same household, and trustees, custodians or fiduciaries for the benefit of such persons) of Van Kampen Funds Inc. and its affiliates, and dealers and their affiliates may purchase Units at the Public Offering Price less the applicable dealer concession. All employee discounts are subject to the policies of the related selling firm. Only employees, officers and directors of companies that allow their employees to participate in this employee discount

   Distribution Reinvestments. We do not charge any sales charge when you reinvest distributions from your Portfolio into additional Units of your Portfolio.

   Unit Price. The Public Offering Price of Units will vary from the amounts stated under "Summary of Essential Financial Information" in Part One in accordance with fluctuations in the prices of the underlying Securities in a Portfolio. The initial price of the Securities was determined by the Trustee. The Trustee will generally determine the value of the Securities as of the Evaluation Time on each business day and will adjust the Public Offering Price of Units accordingly. The Evaluation Time is the close of the New York Stock Exchange on each business day. The term "business day", as used herein and under "Rights of Unitholders--Redemption of Units", excludes Saturdays, Sundays and holidays observed by the New York Stock Exchange. The Public Offering Price per Unit will be effective for all orders received prior to the Evaluation Time on each business day. Orders received by the Sponsor prior to the Evaluation Time and orders received by authorized financial professionals prior to the Evaluation Time that are properly transmitted to the Sponsor by the time designated by the Sponsor, are priced based on the date of receipt. Orders received by the Sponsor after the Evaluation Time, and orders received by authorized financial professionals after the Evaluation Time or orders received by such persons that are not transmitted to the Sponsor until after the time designated by the Sponsor, are priced based on the date of the next determined Public Offering Price per Unit provided they are received timely by the Sponsor on such date. It is the responsibility of authorized financial professionals to transmit orders received by them to the Sponsor so they will be received in a timely manner.

   The value of portfolio securities is based on the securities' market price when available. When a market price is not readily available, including circumstances under which the Trustee determines that a security's market price is not accurate, a portfolio security is valued at its fair value, as determined under procedures established by the Trustee or an independent pricing service used by the Trustee. In these cases, a Portfolio's net asset value will reflect certain portfolio securities' fair value rather than their market price. With respect to securities that are primarily listed on foreign exchanges, the value of the portfolio securities may change on days when you will not be able to purchase or sell Units. The value of any foreign securities is based on the applicable currency exchange rate as of the Evaluation Time. The Sponsor will provide price dissemination and oversight services to the Portfolios.

   Unit Distribution. Units will be distributed to the public by the Sponsor, broker-dealers and others at the Public Offering Price. Units repurchased in the secondary market, if any, may be offered by this prospectus at the secondary market Public Offering Price in the manner described above.

   Except as provided in this section, any sales charge discount provided to investors will be borne by the selling broker-dealer or agent. Notwithstanding anything to the contrary herein, in no case shall the total of any concessions, agency commissions and any additional compensation allowed or paid to any broker, dealer or other distributor of Units with respect to any individual transaction exceed the total sales charge applicable to such transaction. The Sponsor reserves the right to reject, in whole or in part, any order for the purchase of Units and to change the amount of the concession or agency commission to dealers and others from time to time.

   We may provide, at our own expense and out of our own profits, additional compensation and benefits to broker-dealers who sell Units of a Portfolio and our other products. This compensation is intended to result in additional sales of our products and/or compensate broker-dealers and financial advisors for past sales. We may make these payments for marketing, promotional or related expenses, including, but not limited to, expenses of entertaining retail customers and financial advisors, advertising, sponsorship of events or seminars, obtaining shelf space in broker-dealer firms and similar activities designed to promote the sale of the Portfolio(s) and our other products. Fees may include payment for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives for meetings or seminars of a business nature. These arrangements will not change the price you pay for your Units.

   Sponsor Compensation. The Sponsor will receive the total sales charge applicable to each transaction. Except as provided under "Unit Distribution" above, any sales charge discount provided to investors will be borne by the selling dealer or agent. In addition, the Sponsor will realize a profit or loss as a result of the difference between the price paid for the Securities by the Sponsor and the cost of the Securities to the Portfolios on the Initial Date of Deposit as well as on subsequent deposits. The Sponsor has not participated as sole underwriter or as manager or as a member of the underwriting syndicates or as an agent in a private placement for any of the Securities. The Sponsor may realize profit or loss as a result of the possible fluctuations in the market value of Units held by the Sponsor for sale to the public. In maintaining a secondary market, the Sponsor will realize profits or losses in the amount of any difference between the price at which Units are purchased and the price at which Units are resold (which price includes the applicable sales charge) or from a redemption of repurchased Units at a price above or below the purchase price. Cash, if any, made available to the Sponsor prior to the date of settlement for the purchase of Units may be used in the Sponsor's business and may be deemed to be a benefit to the Sponsor, subject to the limitations of the Securities Exchange Act of 1934.

   The Sponsor or an affiliate may have participated in a public offering of one or more of the Securities. The Sponsor, an affiliate or their employees may have a long or short position in these Securities or related securities. An affiliate may act as a specialist or market maker for these Securities. An officer, director or employee of the Sponsor or an affiliate may be an officer or director for issuers of the Securities.

   Market for Units. Although it is not obligated to do so, the Sponsor may maintain a market for Units and to purchase Units at the secondary market repurchase price (which is described under "Right of Unitholders--Redemption of Units"). The Sponsor may discontinue purchases of Units or discontinue purchases at this price at any time. In the event that a secondary market is not maintained, a Unitholder will be able to dispose of Units by tendering them to the Trustee for redemption at the Redemption Price. See "Rights of Unitholders--Redemption of Units". Unitholders should contact their broker to determine the best price for Units in the secondary market. The Trustee will notify the Sponsor of any Units tendered for redemption. If the Sponsor's bid in the secondary market equals or exceeds the Redemption Price per Unit, it may purchase the Units not later than the day on which Units would have been redeemed by the Trustee. The Sponsor may sell repurchased Units at the secondary market Public Offering Price per Unit.

RETIREMENT ACCOUNTS
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   Units are available for purchase in connection with certain types of tax-sheltered retirement plans, including Individual Retirement Accounts for individuals, Simplified Employee Pension Plans for employees, qualified plans for self-employed individuals, and qualified corporate pension and profit sharing plans for employees. The minimum purchase for these accounts is reduced to 25 Units but may vary by selling firm. The purchase of Units may be limited by the plans' provisions and does not itself establish such plans.

RIGHTS OF UNITHOLDERS
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   Distributions. The Trustee will generally distribute cash held in the Income and Capital Accounts of your Portfolio on each Distribution Date to Unitholders of record on the preceding Record Date, provided that the total cash held for distribution equals at least 0.1% of your Portfolio's net asset value. These dates appear under "Essential Information". Unitholders will also receive a final distribution of dividends when their Portfolio terminates. A person becomes a Unitholder of record on the date of settlement (generally three business days after Units are ordered). Unitholders may elect to receive distributions in cash or to have distributions reinvested into additional Units.

   Dividends received by a Portfolio are credited to the Income Account of the Portfolio. Other receipts (e.g., capital gains, proceeds from the sale of Securities, etc.) are credited to the Capital Account. Proceeds received on the sale of any Securities, to the extent not used to meet redemptions of Units or pay deferred sales charges, fees or expenses, will be distributed to Unitholders. Proceeds received from the disposition of any Securities after a Record Date and prior to the following Distribution Date will be held in the Capital Account and not distributed until the next Distribution Date. Any distribution to Unitholders consists of each Unitholder's pro rata share of the available cash in the Income and Capital Accounts as of the related Record Date.

   Estimated Distributions. The estimated initial distribution and estimated net annual income per Unit may be shown under "Summary of Essential Financial Information" in Part One. The estimate of the income a Portfolio may receive is based on the most recent ordinary quarterly dividends declared by an issuer, the most recent interim and final dividends declared for certain foreign issuers, or scheduled income payments (in all cases accounting for any applicable foreign withholding taxes). The actual net annual distributions are expected to decrease over time because a portion of the Securities included in a Portfolio will be sold to pay for organization costs, deferred sales charge and creation and development fee. Securities may also be sold to pay regular fees and expenses during a Portfolio's life. Dividend and income conventions for certain companies and/or certain countries differ from those typically used in the United States and in certain instances, dividends/income paid or declared over several years or other periods may be used to estimate annual distributions. The actual net annual income distributions you receive will vary from the estimated amount due to changes in a Portfolio's fees and expenses, in actual income received by a Portfolio, currency fluctuations and with changes in a Portfolio such as the acquisition, call, maturity or sale of Securities. Due to these and various other factors, actual income received by a Portfolio will most likely differ from the most recent dividends or scheduled income payments.

   Reinvestment Option. Unitholders may have distributions automatically reinvested in additional Units without a sales charge (to the extent Units may be lawfully offered for sale in the state in which the Unitholder resides). Brokers and dealers can use the Dividend Reinvestment Service through Depository Trust Company or purchase a Reinvest CUSIP, if available. To participate in this reinvestment option, a Unitholder must file with the Trustee a written notice of election, together with any certificate representing Units and other documentation that the Trustee may then require, at least five days prior to the related Record Date. A Unitholder's election will apply to all Units owned by the Unitholder and will remain in effect until changed by the Unitholder. The reinvestment option is not offered during the 30 days prior to termination. If Units are unavailable for reinvestment or this reinvestment option is no longer available, distributions will be paid in cash. To the extent that a distribution is taxable, it will be taxable to Unitholders whether paid in cash or reinvested in additional Units.

   A participant may elect to terminate his or her reinvestment plan and receive future distributions in cash by notifying the Trustee in writing no later than five days before a Distribution Date. The Sponsor shall have the right to suspend or terminate the reinvestment plan at any time. The reinvestment plan is subject to availability or limitation by each broker-dealer or selling firm. Broker-dealers may suspend or terminate the offering of a reinvestment plan at any time. Please contact your financial professional for additional information.

   Redemption of Units. A Unitholder may redeem all or a portion of his Units by tender to the Trustee at Unit Investment Trust Division, 111 Sanders Creek Parkway, East Syracuse, New York 13057. Certificates must be tendered to the Trustee, duly endorsed or accompanied by proper instruments of transfer with signature guaranteed (or by providing satisfactory indemnity in connection with lost, stolen or destroyed certificates) and by payment of applicable governmental charges, if any. No later than the seventh day following the tender, the Unitholder will be entitled to receive in cash an amount for each Unit equal to the Redemption Price per Unit next computed on the date of tender. The "date of tender" is deemed to be the date on which Units are received by the Trustee, except that with respect to Units received by the Trustee after the Evaluation Time or on a day which is not a Portfolio business day, the date of tender is deemed to be the next business day. Redemption requests received by the Trustee after the Evaluation Time, and redemption requests received by authorized financial professionals after the Evaluation Time or redemption requests received by such persons that are not transmitted to the Trustee until after the designated by the Trustee, are priced based on the date of the next determined redemption price provided they are received timely by the Trustee on such date. It is the responsibility of authorized financial professionals to transmit redemption requests received by them to the Trustee so they will be received in a timely manner. Certain broker-dealers or selling firms may charge an order handling fee for processing redemption requests. Units redeemed directly through the Trustee are not subject to such fees.

   Unitholders tendering 1,000 or more Units of the Portfolios (or such higher amount as may be required by your broker-dealer or selling agent) for redemption may request an in kind distribution of Securities equal to the Redemption Price per Unit on the date of tender. Unitholders may not request an in kind distribution of Securities within thirty days of a Portfolio's termination. The Portfolios generally do not offer in kind distributions of portfolio securities that are held in foreign markets. An in kind distribution will be made by the Trustee through the distribution of each of the Securities in book-entry form to the account of the Unitholder's broker-dealer at Depository Trust Company. Amounts representing fractional shares will be distributed in cash. The Trustee may adjust the number of shares of any Security included in a Unitholder's in kind distribution to facilitate the distribution of whole shares. The in kind distribution option may be modified at any time without notice. Notwithstanding the foregoing, if the Unitholder requesting an kind distribution is the Sponsor or an affiliated person of the Portfolio, the Trustee may make an in kind distribution to such Unitholder provided that no one with a pecuniary incentive to influence the in kind distribution may influence selection of the distributed securities, the distribution must consist of a pro rata distribution of all portfolio securities (with limited exceptions) and the in kind distribution may not favor such affiliated person to the detriment of any other Unitholder.

   The Trustee may sell Securities to satisfy Unit redemptions. To the extent that Securities are redeemed in kind or sold, the size of a Portfolio will be, and the diversity of a Portfolio may be, reduced. Sales may be required at a time when Securities would not otherwise be sold and may result in lower prices than might otherwise be realized. The price received upon redemption may be more or less than the amount paid by the Unitholder depending on the value of the Securities at the time of redemption. Special federal income tax consequences will result if a Unitholder requests an in kind distribution. See "Taxation".

   The Redemption Price per Unit and the secondary market repurchase price per Unit are equal to the pro rata share of each Unit in a Portfolio determined on the basis of (i) the cash on hand in the Portfolio, (ii) the value of the Securities in the Portfolio and (iii) dividends receivable on the Securities in the Portfolio trading ex-dividend as of the date of computation, less (a) amounts representing taxes or other governmental charges payable out of the Portfolio and (b) the accrued expenses of the Portfolio. The Trustee may determine the value of the Securities in the following manner: If the Securities are listed on a national or foreign securities exchange or the Nasdaq Stock Market, Inc., this evaluation is generally based on the closing sale prices on that exchange or market (unless it is determined that these prices are inappropriate as a basis for valuation) or, if there is no closing sale price on that exchange or market, at the closing bid prices. If the Securities are not so listed or, if so listed and the principal market therefor is other than on the exchange or market, the evaluation may be based on the current bid price on the over-the-counter market. If current bid prices are unavailable or inappropriate, the evaluation may be determined (a) on the basis of current bid prices for comparable securities, (b) by appraising the Securities on the bid side of the market or (c) by any combination of the above. The value of any foreign securities is based on the applicable currency exchange rate as of the Evaluation Time.

   The right of redemption may be suspended and payment postponed for any period during which the New York Stock Exchange is closed, other than for customary weekend and holiday closings, or any period during which the SEC determines that trading on that Exchange is restricted or an emergency exists, as a result of which disposal or evaluation of the Securities is not reasonably practicable, or for other periods as the SEC may permit.

   Exchange Option. When you redeem Units of your Portfolio or when your Portfolio terminates, you may be able to exchange your Units for units of other Van Kampen unit trusts at a reduced sales charge. You should contact your financial professional for more information about trusts currently available for exchanges. Before you exchange Units, you should read the prospectus of the new trust carefully and understand the risks and fees. You should then discuss this option with your financial professional to determine whether your investment goals have changed, whether current trusts suit you and to discuss tax consequences. We may discontinue this option at any time.

   Units. Ownership of Units is evidenced in book-entry form unless a Unitholder makes a written request to the Trustee that ownership be in certificate form. Units are transferable by making a written request to the Trustee and, in the case of Units in certificate form, by presentation of the certificate to the Trustee properly endorsed or accompanied by a written instrument or instruments of transfer. A Unitholder must sign the written request, and certificate or transfer instrument, exactly as his name appears on the records of the Trustee and on the face of any certificate with the signature guaranteed by a participant in the Securities Transfer Agents Medallion Program ("STAMP") or a signature guarantee program accepted by the Trustee. In certain instances the Trustee may require additional documents such as, but not limited to, trust instruments, certificates of death, appointments as executor or administrator or certificates of corporate authority. Fractional certificates will not be issued. The Trustee may require a Unitholder to pay a reasonable fee for each certificate reissued or transferred and to pay any governmental charge that may be imposed in connection with each transfer or interchange. Destroyed, stolen, mutilated or lost certificates will be replaced upon delivery to the Trustee of satisfactory indemnity, evidence of ownership and payment of expenses incurred. Mutilated certificates must be surrendered to the Trustee for replacement.

   Reports Provided. Unitholders will receive a statement of dividends and other amounts received by a Portfolio for each distribution. Within a reasonable time after the end of each year, each person who was a Unitholder during that year will receive a statement describing dividends and capital received, actual Portfolio distributions, Portfolio expenses, a list of the Securities and other Portfolio information. Unitholders may obtain evaluations of the Securities upon request to the Trustee. If you have questions regarding your account or your Portfolio, please contact your financial advisor or the Trustee. The Sponsor does not have access to individual account information.

PORTFOLIO ADMINISTRATION
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   Portfolio Administration. The Portfolios are not managed funds and, except as provided in the Trust Agreement, Securities generally will not be sold or replaced. The Sponsor may, however, direct that Securities be sold in certain limited circumstances to protect a Portfolio based on advice from the Supervisor. These situations may include events such as the issuer having defaulted on payment of any of its outstanding obligations or the price of a Security has declined to such an extent or other credit factors exist so that in the opinion of the Supervisor retention of the Security would be detrimental to a Portfolio. If a public tender offer has been made for a Security or a merger or acquisition has been announced affecting a Security, the Trustee may either sell the Security or accept an offer if the Supervisor determines that the sale or exchange is in the best interest of Unitholders (only offers for cash if a Portfolio has not elected to be treated as a regulated investment company for tax purposes). The Trustee will distribute any cash proceeds to Unitholders. In addition, the Trustee may sell Securities to redeem Units or pay Portfolio expenses or deferred sales charges. With respect to Portfolios that have not elected to be taxed as regulated investment companies, the Trustee must reject any offer for securities or property other than cash in exchange for the Securities. If securities or property are nonetheless acquired by a Portfolio, the Sponsor may direct the Trustee to sell the securities or property and distribute the proceeds to Unitholders or to accept the securities or property for deposit in the Portfolio. Should any contract for the purchase of any of the Securities fail, the Sponsor will (unless substantially all of the moneys held in the Portfolio to cover the purchase are reinvested in substitute Securities in accordance with the Trust Agreement) refund the cash and sales charge attributable to the failed contract to all Unitholders on or before the next Distribution Date.

   The Trust Agreement requires the Trustee to vote all shares of the funds held in a Portfolio in the same manner and ratio on all proposals as the owners of such shares not held by the Portfolio.

   When your Portfolio sells Securities, the composition and diversity of the Securities in the Portfolio may be altered. However, if the Trustee sells funds shares to redeem Units or to pay Portfolio expenses or sales charges, the Trustee will do so, as nearly as practicable, on a pro rata basis. In order to obtain the best price for a Portfolio, it may be necessary for the Supervisor to specify minimum amounts in which blocks of Securities are to be sold. In effecting purchases and sales of portfolio securities, the Sponsor may direct that orders be placed with and brokerage commissions be paid to brokers, including brokers which may be affiliated with the Portfolios, the Sponsor or dealers participating in the offering of Units.

   Amendment of the Trust Agreement. The Trustee and the Sponsor may amend the Trust Agreement without the consent of Unitholders to correct any provision which may be defective or to make other provisions that will not materially adversely affect Unitholders (as determined in good faith by the Sponsor and the Trustee). The Trust Agreement may not be amended to increase the number of Units or permit acquisition of securities in addition to or substitution for the Securities (except as provided in the Trust Agreement). The Trustee will notify Unitholders of any amendment.

   Termination. A Portfolio will terminate on the Mandatory Termination Date or upon the sale or other disposition of the last Security held in the Portfolio. A Portfolio may be terminated at any time with consent of Unitholders representing two-thirds of the outstanding Units or by the Trustee when the value of the Portfolio is less than $500,000 ($3,000,000 if the value of the Portfolio has exceeded $15,000,000) (the "Minimum Termination Value"). Unitholders will be notified of any termination. The Trustee may begin to sell Securities in connection with a Portfolio termination nine business days before, and no later than, the Mandatory Termination Date. Approximately forty-five days before this date, the Trustee will notify Unitholders of the termination and provide a form enabling qualified Unitholders to elect an in kind distribution of Securities, provided that Unitholders may not request an in kind distribution of Securities within thirty days of the Portfolio's termination. Any in kind distribution of Securities will be made in the manner and subject to the restrictions described under "Rights of Unitholders--Redemption of Units". Unitholders will receive a final cash distribution within a reasonable time after the Mandatory Termination Date. All distributions will be net of Portfolio expenses and costs. Unitholders will receive a final distribution statement following termination. The Information Supplement contains further information regarding termination of the Portfolios. See "Additional Information".

   Limitations on Liabilities. The Sponsor, Supervisor and Trustee are under no liability for taking any action or for refraining from taking any action in good faith pursuant to the Trust Agreement, or for errors in judgment, but shall be liable only for their own willful misfeasance, bad faith or gross negligence (negligence in the case of the Trustee) in the performance of their duties or by reason of their reckless disregard of their obligations and duties hereunder. The Trustee is not liable for depreciation or loss incurred by reason of the sale by the Trustee of any of the Securities. In the event of the failure of the Sponsor to act under the Trust Agreement, the Trustee may act thereunder and is not liable for any action taken by it in good faith under the Trust Agreement. The Trustee is not liable for any taxes or other governmental charges imposed on the Securities, on it as Trustee under the Trust Agreement or on a Portfolio which the Trustee may be required to pay under any present or future law of the United States of America or of any other taxing authority having jurisdiction. In addition, the Trust Agreement contains other customary provisions limiting the liability of the Trustee. The Sponsor and Supervisor may rely on any evaluation furnished by the Trustee and have no responsibility for the accuracy thereof. Determinations by the Trustee shall be made in good faith upon the basis of the best information available to it.

   Sponsor. Van Kampen Funds Inc. is the Sponsor of the Portfolios. The Sponsor is a wholly owned subsidiary of Van Kampen Investments Inc. ("Van Kampen Investments"). Van Kampen Investments is a diversified asset management company that administers more than three million retail investor accounts, has extensive capabilities for managing institutional portfolios and has more than $82 billion under management or supervision as of September 30, 2008. Van Kampen Investments has more than 50 open-end funds, more than 30 closed-end funds and more than 2,200 unit investment trusts that are distributed by authorized dealers nationwide. Van Kampen Investments is an indirect wholly owned subsidiary of Morgan Stanley, a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. The Sponsor's principal office is located at 522 Fifth Avenue, New York, New York 10036. As of September 30, 2008, the total stockholders' equity of Van Kampen Funds Inc. was $150,025,763 (unaudited).

   The Sponsor and your Portfolio have adopted a code of ethics requiring Van Kampen's employees who have access to information on Portfolio transactions to report personal securities transactions. The purpose of the code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to your Portfolio. The Information Supplement contains additional information about the Sponsor.

   If the Sponsor shall fail to perform any of its duties under the Trust Agreement or become incapable of acting or shall become bankrupt or its affairs are taken over by public authorities, then the Trustee may (i) appoint a successor Sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding amounts prescribed by the Securities and Exchange Commission, (ii) terminate the Trust Agreement and liquidate the Portfolios as provided therein or (iii) continue to act as Trustee without terminating the Trust Agreement.

   Trustee. The Trustee is The Bank of New York Mellon, a trust company organized under the laws of New York. The Bank of New York Mellon has its principal unit investment trust division offices at 2 Hanson Place, 12th Floor, Brooklyn, New York 11217, (800) 221-7668. If you have questions regarding your account or your Portfolio, please contact the Trustee at its principal unit investment trust division offices or your financial adviser. The Sponsor does not have access to individual account information. The Bank of New York Mellon is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law. Additional information regarding the Trustee is set forth in the Information Supplement, including the Trustee's qualifications and duties, its ability to resign, the effect of a merger involving the Trustee and the Sponsor's ability to remove and replace the Trustee. See "Additional Information".

TAXATION
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   This section summarizes some of the principal U.S. federal income tax consequences of owning Units of a Portfolio. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. For example, these summaries generally do not describe your situation if you are a corporation, a non-U.S. person, a broker/dealer, a tax-exempt entity, or other investor with special circumstances. In addition, this section does not describe your state, local or foreign tax consequences.

   This federal income tax summary is based in part on the advice of counsel to the Sponsor. The Internal Revenue Service could disagree with any conclusions set forth in this section. In addition, our counsel was not asked to review the federal income tax treatment of the assets to be deposited in the Portfolio.

   As with any investment, you should seek advice based on your individual circumstances from your own tax advisor.

   Assets of the Portfolio. The Portfolio is expected to hold shares (the "RIC Shares") in funds qualifying to be treated as regulated investment companies ("RICs") for federal income tax purposes.

   It is possible that the Portfolio will also hold other assets, including assets that are treated differently for federal income tax purposes from those described above, in which case you will have federal income tax consequences different from or in addition to those described in this section. All of the assets held by the Portfolio constitute the "Portfolio Assets." Neither our counsel nor we have analyzed the proper federal income tax treatment of the Portfolio Assets.

   Portfolio Status. If the Portfolio is at all times operated in accordance with the documents establishing the Portfolio and certain requirements of federal income tax law are met, the Portfolio will not be taxed as a corporation for federal income tax purposes. As a Unit owner, you will be treated as the owner of a pro rata portion of each of the Portfolio Assets, and as such you will be considered to have received a pro rata share of income (e.g., dividends, and capital gains, if any) from each Portfolio Asset when such income would be considered to be received by you if you directly owned the Portfolio Assets. This is true even if you elect to have your distributions reinvested into additional Units. In addition, the income from Portfolio Assets that you must take into account for federal income tax purposes is not reduced by amounts used to pay sales charges or Portfolio expenses.

   Your Tax Basis and Income or Loss upon Disposition. If your Portfolio disposes of Portfolio Assets, you will generally recognize gain or loss. If you dispose of your Units or redeem your Units for cash, you will also generally recognize gain or loss. To determine the amount of this gain or loss, you must subtract your adjusted tax basis in the related Portfolio Assets from your share of the total amount received in the transaction. You can generally determine your initial tax basis in each Portfolio Asset by apportioning the cost of your Units, including sales charges, among the Portfolio Assets ratably according to their values on the date you acquire your Units. In certain circumstances, however, you may have to adjust your tax basis after you acquire your Units (for example, in the case of certain dividends that exceed a corporation's accumulated earnings and profits, as discussed below).

   If you are an individual, the maximum marginal federal tax rate for net capital gain is generally 15% (zero for certain taxpayers in the 10% and 15% tax brackets). These capital gains rates are generally effective for taxable years beginning before January 1, 2011. For later periods, if you are an individual, the maximum marginal federal tax rate for net capital gain is generally 20% (10% for certain taxpayers in the 10% and 15% tax brackets). The 20% rate is reduced to 18% and the 10% rate is reduced to 8% for long-term capital gains from most property acquired after December 31, 2000 with a holding period of more than five years.

   Net capital gain equals net long-term capital gain minus net short-term capital loss for the taxable year. Capital gain or loss is long-term if the holding period for the asset is more than one year and is short-term if the holding period for the asset is one year or less. You must exclude the date you purchase your Units to determine your holding period. The tax rates for capital gains realized from assets held for one year or less are generally the same as for ordinary income. The Internal Revenue Code of 1986, as amended (the "Code"), however, treats certain capital gains as ordinary income in special situations.

   Dividends from RIC Shares. Unitholders of the Portfolio are treated as directly receiving dividends and distributions paid to the Portfolio by the Portfolio Assets. Some dividends on the RIC Shares may be designated as "capital gain dividends," generally taxable to you as long-term capital gains. Some dividends on the RIC Shares may qualify as "exempt interest dividends," which are derived from tax-exempt obligations held by the RIC and which generally are excluded from your gross income for federal income tax purposes. Some or all of the exempt-interest dividends, however may be taken into account in determining your alternative minimum tax, and may have other tax consequences (e.g., they may affect the amount of your social security benefits that are taxed). Other dividends on the RIC Shares will generally be taxable to you as ordinary income. Certain ordinary income dividends from a RIC may qualify to be taxed at the same rates that apply to net capital gain (as discussed above), provided certain holding period requirements are satisfied and provided the dividends are attributable to qualifying dividends received by the RIC itself. These special rules relating to the taxation of ordinary income dividends from regulated investment companies generally apply to taxable years beginning before January 1, 2011. Regulated investment companies are required to provide notice to their shareholders of the amount of any distribution that may be taken into account as a dividend that is eligible for the capital gains tax rates. If you hold a Unit for six months or less or if your Portfolio holds a RIC Share for six months or less, any loss incurred by you related to the disposition of such RIC Share will be disallowed to the extent of the exempt-interest dividends you received. To the extent, if any, it is not disallowed, it will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received (or deemed to have been received) with respect to such RIC Share. Distributions of income or capital gains declared on the RIC Shares in October, November or December but paid in January will be deemed to have been paid to you on December 31 of the year they are declared.

   Dividends Received Deduction. A corporation that owns Units generally will not be entitled to the dividends received deduction with respect to many dividends received by the Portfolio, because the dividends received deduction is generally not available for dividends from RICs.

   In Kind Distributions. Under certain circumstances as described in this prospectus, you may request an in kind distribution of Portfolio Assets when you redeem your Units. By electing to receive an in kind distribution, you will receive Portfolio Assets plus, possibly, cash. You will not recognize gain or loss if you only receive whole Portfolio Assets in exchange for the identical amount of your pro rata portion of the same Portfolio Assets held by your Portfolio. However, if you also receive cash in exchange for a Portfolio Asset or a fractional portion of a Portfolio Asset, you will generally recognize gain or loss based on the difference between the amount of cash you receive and your tax basis in such Portfolio Asset or fractional portion.

   Exchanges. If you elect to have your proceeds from your Portfolio rolled over into a future trust, it is considered a sale for federal income tax purposes and, in general, any gain on the sale will be treated as a capital gain, and any loss will be treated as a capital loss. However, any loss you incur in connection with the exchange of your Units of your Portfolio for units of the future trust will generally be disallowed with respect to this deemed sale and subsequent deemed repurchase, to the extent the two trusts have substantially identical Portfolio Assets under the wash sale provisions of the Code.

   Limitations on the Deductibility of Portfolio Expenses. Generally, for federal income tax purposes, you must take into account your full pro rata share of your Portfolio's income, even if some of that income is used to pay Portfolio expenses. You may deduct your pro rata share of each expense paid by your Portfolio to the same extent as if you directly paid the expense. You may be required to treat some or all of the expenses of your Portfolio as miscellaneous itemized deductions. Individuals may only deduct certain miscellaneous itemized deductions to the extent they exceed 2% of adjusted gross income.

   Because some of the RICs pay exempt-interest dividends, which are treated as tax-exempt interest for federal income tax purposes, you will not be able to deduct some of your share of the Portfolio expenses. In addition, you will not be able to deduct some of your interest expense for debt that you incur or continue to purchase or carry your Units.

   Foreign Investors. If you are a foreign investor (i.e., an investor other than a U.S. citizen or resident or a U.S. corporation, partnership, estate or Portfolio), you may not be subject to U.S. federal income taxes, including withholding taxes, on some of the income from your Portfolio or gain from the sale or redemption of your Units, provided that certain conditions are met. You should consult your tax advisor with respect to the conditions you must meet in order to be exempt for U.S. tax purposes. You should also consult your tax advisor with respect to other U.S. tax withholding and reporting requirements.

   New York Tax Status. Under the existing income tax laws of the State and City of New York, your Portfolio will not be taxed as a corporation subject to the New York State franchise tax and New York City general corporation tax. You should consult your tax advisor regarding potential federal, foreign, state or local taxation with respect to your Units based on your individual circumstances.

CALIFORNIA TAX STATUS
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   Counsel to the Portfolio at closing has examined the income tax laws of the State of California to determine its applicability to the Cohen & Steers Master Municipal Income Portfolio - California Series (the "California Series") and to the holders of Units in the California Series who are full-time residents of the State of California ("California Unitholders").

   In connection therewith, counsel to the Portfolio at closing has examined the registration statement, this prospectus, the Trust Agreement and such other documents as they have deemed pertinent. The assets of the California Series will consist of shares in entities each of which is taxed as a RIC for federal income tax purposes.

   Neither the Sponsor nor its counsel have independently examined the RIC Shares to be deposited in and held in the California Series. However, although no opinion is expressed with respect to the issuance of the RIC Shares, in rendering the opinion expressed herein, it has been assumed that: (i) each RIC qualifies as a regulated investment company for federal income tax purposes and
(ii) at the close of each quarter of the taxable year of each RIC, at least 50 percent of the value of such RIC's total assets consists of obligations the interest on which is exempt from the income tax imposed by the State of California that is applicable to individuals, trusts and estates (the "California Personal Income Tax").

   Based upon the foregoing, and upon an investigation of such matters of law as were considered to be applicable, counsel to the Portfolio at closing is of the opinion that, under existing provisions of the law of the State of California as of the date hereof:

      1. The California Series is not an association taxable as a corporation for purposes of the California Corporation Tax Law, and each California Unitholder will be treated as the owner of a pro rata portion of the California Series, and the income of such portion of the California Series will be treated as the income of the California Unitholders under the California Personal Income Tax.

      2. The portion of each dividend paid by a RIC to the California Series and distributed to a California Unitholder which (i) is excludable from California taxable income for purposes of the California Personal Income Tax if received directly by a California Unitholder, (ii) is properly designated as an exempt-interest dividend for California income tax purposes in a written notice mailed to its shareholders not later than 60 days after the close of its taxable year and (iii) does not exceed the amount of interest received by the RIC during its taxable year (minus certain non-deductible expenses) on obligations the interest on which would be excludable from California taxable income for purposes of the California Personal Income Tax if received directly by a California Unitholder, will be excludable from California taxable income for purposes of the California Personal Income Tax when received by the California Series and distributed to a California Unitholder. However, dividends other than exempt-interest dividends paid by a RIC will generally be taxable for purposes of the California Personal Income Tax.

      3. Each California Unitholder of the California Series will generally recognize gain or loss for California Personal Income Tax purposes if the Trustee disposes of a RIC Share (whether by redemption, sale or otherwise) or when the California Unitholder redeems or sells Units of the California Series, to the extent that such a transaction results in a recognized gain or loss to such California Unitholder for federal income tax purposes. However, there are certain differences between the recognition of gain or loss for federal income tax purposes and for California Personal Income Tax purposes, and California Unitholders are advised to consult their own tax advisors.

      4. Under the California Personal Income Tax, interest on indebtedness incurred or continued by a California Unitholder to purchase Units in the California Series is not deductible for purposes of the California Personal Income Tax.

   This opinion does not address the taxation of persons other than full time residents of California. This opinion relates only to California Unitholders subject to the California Personal Income Tax. No opinion is expressed with respect to the taxation of California Unitholders subject to the California Corporation Tax Law and such California Unitholders are advised to consult their own tax advisors. Please note, however, that dividends from the RIC Shares attributed to a California Unitholder that is subject to the California Corporation Tax Law may be includible in its gross income for purposes of determining its California franchise tax and its California income tax. Counsel to the Portfolio at closing has not examined any of the RIC Shares to be deposited and held in the California Series or the proceedings for the issuance thereof or the opinions of counsel with respect thereto, and no opinion is expressed with respect to taxation under any other provisions of the California law. Ownership of the Units may result in collateral California tax consequences to certain taxpayers. Prospective investors should consult their tax advisors as to the applicability of any such collateral consequences.

NEW YORK TAX STATUS
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   The following discussion of New York income tax matters is based upon the advice of the special counsel to Cohen & Steers Master Municipal Income Portfolio - New York Series (the "New York Series").

   This section summarizes some of the New York State and New York City tax consequences to residents of the State of New York and New York City of owning Units of the New York Series. Tax laws and interpretations change frequently, and these summaries do not describe all of the tax consequences to all taxpayers. This summary is based in part on the advice of counsel to the Sponsor. The New York taxing authorities could disagree with any conclusions set forth in this section.

   The assets of the New York Series will consist of shares in entities each of which is taxed as a RIC for federal income tax purposes. Neither the Sponsor nor its counsel has independently examined the RIC Shares to be deposited in and held in the New York Series. In rendering its opinion, counsel to the Portfolio at closing has assumed that: (i) each RIC qualifies as a regulated investment company for federal income tax purposes, (ii) the assets of the RICs will include interest-bearing obligations issued by or on behalf of the State of New York or political subdivisions thereof or United States possessions, the interest on which is excludable from gross income for federal income tax purposes and from taxable income for purposes of the personal income tax imposed by Article 22 of the New York State Tax Law (the "State Personal Income Tax") and the personal income tax imposed by the City of New York under Section 11-1701 of the Administrative Code of the City of New York (the "City Personal Income Tax") (collectively, the "Bonds").

   In the opinion of counsel to the Sponsor rendered at closing, in summary under existing New York law:

     (i) The New York Series will not be taxed as a corporation subject to the New York State franchise tax imposed on domestic and foreign corporations by Article 9-A of the New York State Tax Law (the "State Corporate Tax") or the general corporation tax imposed by The City of New York on domestic and foreign corporations under Section 11-603 of the Administrative Code of The City of New York (the "City Corporate Tax").

     (ii) Exempt-interest dividends paid by the RICs to the New York Series and distributed to Unitholders that are excluded from gross income for federal income tax purposes and that are attributable to interest on the Bonds will be excluded from taxable income for purposes of the State Personal Income Tax and the City Personal Income Tax.

    (iii) Distributions paid by the RICs to the New York Series and distributed to Unitholders, other than exempt-interest dividends attributable to interest on the Bonds, will generally not be excluded from taxable income for purposes of the State Personal Income Tax and the City Personal Income Tax.

     (iv) Each Unitholder of the New York Series will generally recognize gain or loss for purposes of the State Personal Income Tax and the City Personal Income Tax if the Trustee disposes of a RIC Share (whether by redemption, sale or otherwise) or when a Unitholder redeems or sells Units of the New York Series, to the extent that such a transaction results in a recognized gain or loss to such Unitholder for federal income tax purposes.

   Unitholders should be aware that, generally, interest on indebtedness incurred or continued to purchase or carry Units is not deductible for purposes of the State Personal Income Tax and the City Personal Income Tax.

   This disclosure does not address the taxation of persons other than full-time residents of the State of New York and New York City and relates only to the Unitholders subject to the State Personal Income Tax and the City Personal Income Tax. Counsel to the Portfolio at closing has expressed no opinion with respect to the taxation of Unitholders subject to the State Corporate Tax, the City Corporate Tax or the unincorporated business tax imposed by New York City and such Unitholders are advised to consult their own tax advisors. Please note, however, that dividends from the RIC Shares attributed to a New York Unitholder that is subject to the State Corporate Tax or the City Corporate Tax may be subject to such taxes. Neither the Sponsor nor its counsel has independently examined the RIC Shares or the opinions of bond counsel with respect thereto. Ownership of Units in the New York Series may result in other New York State and New York City tax consequences to certain taxpayers, and prospective investors should consult their tax advisors.

PORTFOLIO OPERATING EXPENSES
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   General. The fees and expenses of your Portfolio will generally accrue on a daily basis. Portfolio operating fees and expenses are generally paid out of the Income Account to the extent funds are available, and then from the Capital Account. It is expected that Securities will be sold to pay these amounts which will result in capital gains or losses to Unitholders. See "Taxation". These sales will reduce future income distributions. The Sponsor's, Supervisor's and Trustee's fees may be increased without approval of the Unitholders by amounts not exceeding proportionate increases under the category "All Services Less Rent of Shelter" in the Consumer Price Index or, if this category is not published, in a comparable category.

   Trustee's Fee. For its services the Trustee will receive the fee from your Portfolio set forth in the "Fee Table" in Part One (which includes the estimated amount of miscellaneous Portfolio expenses). The Trustee benefits to the extent there are funds in the Capital and Income Accounts since these Accounts are non-interest bearing to Unitholders and the amounts earned by the Trustee are retained by the Trustee. Part of the Trustee's compensation for its services to your Portfolio is expected to result from the use of these funds.

   Compensation of Sponsor and Supervisor. The Sponsor and the Supervisor will receive the annual fees for providing bookkeeping and administrative services and portfolio supervisory services set forth in the "Fee Table" in Part One. The fee paid to the Sponsor may exceed the actual costs of providing these services to your Portfolio but at no time will the total amount received for these services rendered to all Van Kampen unit investment trusts in any calendar year exceed the aggregate cost of providing these services in that year. The Supervisorfee is charged as a percentage of average daily net asset value and accrues daily and is paid quarterly.

   Miscellaneous Expenses. The following additional charges are or may be incurred by your Portfolio: (a) normal expenses (including the cost of mailing reports to Unitholders) incurred in connection with the operation of the Portfolio, (b) fees of the Trustee for extraordinary services, (c) expenses of the Trustee (including legal and auditing expenses) and of counsel designated by the Sponsor, (d) various governmental charges, (e) expenses and costs of any action taken by the Trustee to protect the Portfolio and the rights and interests of Unitholders, (f) indemnification of the Trustee for any loss, liability or expenses incurred in the administration of the Portfolio without negligence, bad faith or wilful misconduct on its part, (g) foreign custodial and transaction fees, (h) costs associated with liquidating the securities held in the Portfolio, (i) any offering costs incurred after the end of the initial offering period and (j) expenditures incurred in contacting Unitholders upon termination of the Portfolio. A Portfolio may pay the expenses of updating its registration statement each year. Each Portfolio will pay a license fee to Cohen & Steers Capital Management, Inc. for the use of certain service marks.

   Fund Expenses. A Portfolio will also indirectly bear the expenses of the underlying funds. While a Portfolio will not pay these expenses directly out of its assets, these expenses are shown in the Portfolio's annual operating expenses in the "Fee Table" in Part One to illustrate the impact of these expenses.

OTHER MATTERS
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   Legal Opinions. The legality of the Units offered hereby has been passed upon by Paul, Hastings, Janofsky & Walker LLP. Dorsey & Whitney LLP has acted as counsel to the Trustee.

   Independent Registered Public Accounting Firm. The statements of condition and the related portfolios included in this prospectus have been audited by Grant Thornton LLP, independent registered public accounting firm, as set forth in their report in this prospectus, and are included herein in reliance upon the authority of said firm as experts in accounting and auditing.

ADDITIONAL INFORMATION
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   This prospectus does not contain all the information set forth in the registration statement filed by the Portfolios with the SEC. The Information Supplement, which has been filed with the SEC and is incorporated herein by reference, includes more detailed information concerning the Securities, investment risks and general information about the Portfolios. Information about your Portfolio (including the Information Supplement) can be reviewed and copied at the SEC's Public Reference Room in Washington, DC. You may obtain information about the Public Reference Room by calling 1-202-551-8090. Reports and other information about your Portfolio are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the SEC's Public Reference Section, Washington, DC 20549-0102.



TABLE OF CONTENTS
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        Title                                    Page

   The Portfolios..............................     2
   Objectives and Securities Selection.........     2
   Risk Factors................................     5
   Closed-End Funds............................     8
   Public Offering.............................     8
   Retirement Accounts.........................    10
   Rights of Unitholders.......................    10
   Portfolio Administration....................    13
   Taxation....................................    15
   California Tax Status.......................    17
   New York Tax Status.........................    18
   Portfolio Operating Expenses................    19
   Other Matters...............................    20
   Additional Information......................    20





                                   PROSPECTUS
                                    PART TWO



                         Cohen & Steers Master Municipal
                       Income Portfolio - National Series

                         Cohen & Steers Master Municipal
                      Income Portfolio - California Series

                         Cohen & Steers Master Municipal
                       Income Portfolio - New York Series



Van Kampen
Investments






                             Information Supplement


       Cohen & Steers Master Municipal Income Portfolio - National Series

      Cohen & Steers Master Municipal Income Portfolio - California Series

       Cohen & Steers Master Municipal Income Portfolio - New York Series

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   This Information Supplement provides additional information concerning the risks and operations of the Portfolios which is not described in the prospectus. You should read this Information Supplement in conjunction with the prospectus. This Information Supplement is not a prospectus (but is incorporated into the prospectus by reference). It does not include all of the information that you should consider before investing in the Portfolios. This Information Supplement may not be used to offer or sell Units without the prospectus. You can obtain copies of the prospectus by contacting the Sponsor's unit investment trust division at 1 Parkview Plaza, P.O. Box 5555, Oakbrook Terrace, Illinois 60181-5555, or by contacting your broker. This Information Supplement is dated as of the date of the prospectus. All capitalized terms have been defined in the prospectus.

                                Table of Contents

                                                          Page

                           Risk Factors                      2
                           Sponsor Information              16
                           Trustee Information              17
                           Portfolio Termination            17





Van Kampen
Investments



RISK FACTORS

   Closed-End Funds. Closed-end funds' portfolios are managed and their shares are generally listed on a securities exchange. The net asset value of closed-end fund shares will fluctuate with changes in the value of the underlying securities that the closed-end fund owns. In addition, for various reasons closed-end fund shares frequently trade at a discount from their net asset value in the secondary market. The amount of such discount from net asset value is subject to change from time to time in response to various factors. Closed-end funds' articles of incorporation may contain certain anti-takeover provisions that may have the effect of inhibiting a fund's possible conversion to open-end status and limiting the ability of other persons to acquire control of a fund. In certain circumstances, these provisions might also inhibit the ability of stockholders (including a Portfolio) to sell their shares at a premium over prevailing market prices. This characteristic is a risk separate and distinct from the risk that a fund's net asset value will decrease. In particular, this characteristic would increase the loss or reduce the return on the sale of those closed-end fund shares that were purchased by a Portfolio at a premium. In the unlikely event that a closed-end fund converts to open-end status at a time when its shares are trading at a premium there would be an immediate loss in value to the Portfolio since shares of open-end funds trade at net asset value. Certain closed-end funds may have in place or may put in place in the future plans pursuant to which the fund may repurchase its own shares in the marketplace. Typically, these plans are put in place in an attempt by a fund's board of directors to reduce a discount on its share price. To the extent that such a plan is implemented and shares owned by a Portfolio are repurchased by a fund, the Portfolio's position in that fund will be reduced and the cash will be distributed.

   A Portfolio is prohibited from subscribing to a rights offering for shares of any of the closed-end funds in which it invests. In the event of a rights offering for additional shares of a fund, Unitholders should expect that a Portfolio will, at the completion of the offer, own a smaller proportional interest in such fund that would otherwise be the case. It is not possible to determine the extent of this dilution in share ownership without knowing what proportion of the shares in a rights offering will be subscribed. This may be particularly serious when the subscription price per share for the offer is less than the fund's net asset value per share. Assuming that all rights are exercised and there is no change in the net asset value per share, the aggregate net asset value of each shareholder's shares of common stock should decrease as a result of the offer. If a fund's subscription price per share is below that fund's net asset value per share at the expiration of the offer, shareholders would experience an immediate dilution of the aggregate net asset value of their shares of common stock as a result of the offer, which could be substantial.

   Closed-end funds may use leveraging in their portfolios. Leveraging can be expected to cause increased price volatility for those fund's shares, and as a result, increased volatility for the price of the Units of a Portfolio. There can be no assurance that a leveraging strategy will be successful during any period in which it is employed.

   Municipal Bonds. The closed-end funds in the Portfolio invest in certain types of bonds described below. Accordingly, an investment in the Portfolio should be made with an understanding of the characteristics of and risks associated with such bonds.

   Certain of the bonds in a closed-end fund may be general obligations of a governmental entity that are backed by the taxing power of such entity. Other bonds are revenue bonds payable from the income of a specific project or authority and are not supported by the issuer's power to levy taxes. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds, on the other hand, are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source. There are, of course, variations in the security of the different bonds in a closed-end fund, both within a particular classification and between classifications, depending on numerous factors.

   Certain of the bonds in a closed-end fund may be obligations which derive their payments from mortgage loans. Certain of such housing bonds may be FHA insured or may be single family mortgage revenue bonds issued for the purpose of acquiring from originating financial institutions notes secured by mortgages on residences located within the issuer's boundaries and owned by persons of low or moderate income. Mortgage loans are generally partially or completely prepaid prior to their final maturities as a result of events such as sale of the mortgaged premises, default, condemnation or casualty loss. Because these bonds are subject to extraordinary mandatory redemption in whole or in part from such prepayments of mortgage loans, a substantial portion of such bonds will probably be redeemed prior to their scheduled maturities or even prior to their ordinary call dates. Extraordinary mandatory redemption without premium could also result from the failure of the originating financial institutions to make mortgage loans in sufficient amounts within a specified time period. Additionally, unusually high rates of default on the underlying mortgage loans may reduce revenues available for the payment of principal of or interest on such mortgage revenue bonds. In each case the issuer of the bonds has covenanted to comply with applicable requirements and bond counsel to such issuer has issued an opinion that the interest on the bonds is exempt from Federal income tax under existing laws and regulations. Certain issuers of housing bonds have considered various ways to redeem bonds they have issued prior to the stated first redemption dates for such bonds.

   Certain of the bonds in a closed-end fund may be health care revenue bonds. Ratings of bonds issued for health care facilities are often based on feasibility studies that contain projections of occupancy levels, revenues and expenses. A facility's gross receipts and net income available for debt service may be affected by future events and conditions including, among other things, demand for services and the ability of the facility to provide the services required, physicians' confidence in the facility, management capabilities, competition with other health care facilities, efforts by insurers and governmental agencies to limit rates, legislation establishing state rate-setting agencies, expenses, the cost and possible unavailability of malpractice insurance, the funding of Medicare, Medicaid and other similar third party pay or programs, government regulation and the termination or restriction of governmental financial assistance, including that associated with Medicare, Medicaid and other similar third party pay or programs.

   Certain of the bonds in a closed-end fund may be obligations of public utility issuers, including those selling wholesale and retail electric power and gas. General problems of such issuers would include the difficulty in financing large construction programs in an inflationary period, the limitations on operations and increased costs and delays attributable to environmental considerations, the difficulty of the capital market in absorbing utility debt, the difficulty in obtaining fuel at reasonable prices and the effect of energy conservation. In addition, Federal, state and municipal governmental authorities may from time to time review existing, and impose additional, regulations governing the licensing, construction and operation of nuclear power plants, which may adversely affect the ability of the issuers of certain of the bonds in a closed-end fund to make payments of principal and/or interest on such bonds.

   Certain of the bonds in a closed-end fund may be obligations of issuers whose revenues are derived from the sale of water and/or sewerage services. Such bonds are generally payable from user fees. The problems of such issuers include the ability to obtain timely and adequate rate increases, population decline resulting in decreased user fees, the difficulty of financing large construction programs, the limitations on operations and increased costs and delays attributable to environmental considerations, the increasing difficulty of obtaining or discovering new supplies of fresh water, the effect of conservation programs and the impact of "no-growth" zoning ordinances.

   Certain of the bonds in a closed-end fund may be industrial revenue bonds ("IRBs"). IRBs have generally been issued under bond resolutions pursuant to which the revenues and receipts payable under the arrangements with the operator of a particular project have been assigned and pledged to purchasers. In some cases, a mortgage on the underlying project may have been granted as security for the IRBs. Regardless of the structure, payment of IRBs is solely dependent upon the creditworthiness of the corporate operator of the project or corporate guarantor. Corporate operators or guarantors may be affected by many factors which may have an adverse impact on the credit quality of the particular company or industry. These include cyclicality of revenues and earnings, regulatory and environmental restrictions, litigation resulting from accidents or environmentally-caused illnesses, extensive competition and financial deterioration resulting from a corporate restructuring pursuant to a leveraged buy-out, takeover or otherwise. Such a restructuring may result in the operator of a project becoming highly leveraged which may impact on such operator's creditworthiness which in turn would have an adverse impact on the rating and/or market value of such bonds. Further, the possibility of such a restructuring may have an adverse impact on the market for and consequently the value of such bonds, even though no actual takeover or other action is ever contemplated or effected.

   Certain of the bonds in a closed-end fund may be obligations that are secured by lease payments of a governmental entity (hereinafter called "lease obligations"). Lease obligations are often in the form of certificates of participation. Although the lease obligations do not constitute general obligations of the municipality for which the municipality's taxing power is pledged, a lease obligation is ordinarily backed by the municipality's covenant to appropriate for and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the municipality has no obligation to make lease payments in future years unless money is appropriated for such purpose on a yearly basis. A governmental entity that enters into such a lease agreement cannot obligate future governments to appropriate for and make lease payments but covenants to take such action as is necessary to include any lease payments due in its budgets and to make the appropriations therefor. A governmental entity's failure to appropriate for and to make payments under its lease obligation could result in insufficient funds available for payment of the obligations secured thereby. Although "non-appropriation" lease obligations are secured by the leased property, disposition of the property in the event of foreclosure might prove difficult.

   Certain of the bonds in a closed-end fund may be obligations of issuers which are, or which govern the operation of, schools, colleges and universities and whose revenues are derived mainly from ad valorem taxes or for higher education systems, from tuition, dormitory revenues, grants and endowments. General problems relating to school bonds include litigation contesting the state constitutionality of financing public education in part from ad valorem taxes, thereby creating a disparity in educational funds available to schools in wealthy areas and schools in poor areas. Litigation or legislation on this issue may affect the sources of funds available for the payment of school bonds. General problems relating to college and university obligations include the prospect of a declining percentage of the population consisting of "college" age individuals, possible inability to raise tuitions and fees sufficiently to cover increased operating costs, the uncertainty of continued receipt of Federal grants and state funding, and government legislation or regulations which may adversely affect the revenues or costs of such issuers.

   Certain of the bonds in a closed-end fund may be obligations which are payable from and secured by revenues derived from the ownership and operation of facilities such as airports, bridges, turnpikes, port authorities, convention centers and arenas. The major portion of an airport's gross operating income is generally derived from fees received from signatory airlines pursuant to use agreements which consist of annual payments for leases, occupancy of certain terminal space and service fees. Airport operating income may therefore be affected by the ability of the airlines to meet their obligations under the use agreements. From time to time the air transport industry has experienced significant variations in earnings and traffic, due to increased competition, excess capacity, increased costs, deregulation, traffic constraints and other factors, and several airlines have experienced severe financial difficulties. Similarly, payment on bonds related to other facilities is dependent on revenues from the projects, such as user fees from ports, tolls on turnpikes and bridges and rents from buildings. Therefore, payment may be adversely affected by reduction in revenues due to such factors as increased cost of maintenance, decreased use of a facility, lower cost of alternative modes of transportation, scarcity of fuel and reduction or loss of rents.

   Certain of the bonds in a closed-end fund may be obligations which are payable from and secured by revenues derived from the operation of resource recovery facilities. Resource recovery facilities are designed to process solid waste, generate steam and convert steam to electricity. Resource recovery bonds may be subject to extraordinary optional redemption at par upon the occurrence of certain circumstances, including but not limited to: destruction or condemnation of a project; contracts relating to a project becoming void, unenforceable or impossible to perform; changes in the economic availability of raw materials, operating supplies or facilities necessary for the operation of a project or technological or other unavoidable changes adversely affecting the operation of a project; and administrative or judicial actions which render contracts relating to the projects void, unenforceable or impossible to perform or impose unreasonable burdens or excessive liabilities. The Sponsor cannot predict the causes or likelihood of the redemption of resource recovery bonds prior to the stated maturity of the bonds.

   Certain of the bonds in a closed-end fund may be subject to redemption prior to their stated maturity date pursuant to sinking fund provisions, call provisions or extraordinary optional or mandatory redemption provisions or otherwise. A sinking fund is a reserve fund accumulated over a period of time for retirement of debt. A callable debt obligation is one which is subject to redemption or refunding prior to maturity at the option of the issuer. A refunding is a method by which a debt obligation is redeemed, at or before maturity, by the proceeds of a new debt obligation. In general, call provisions are more likely to be exercised when the offering side valuation is at a premium over par than when it is at a discount from par. The exercise of redemption or call provisions will result in the distribution of principal and may result in a reduction in the amount of subsequent interest distributions. Extraordinary optional redemptions and mandatory redemptions result from the happening of certain events. Generally, events that may permit the extraordinary optional redemption of bonds or may require the mandatory redemption of bonds include, among others: a final determination that the interest on the bonds is taxable; the substantial damage or destruction by fire or other casualty of the project for which the proceeds of the bonds were used; an exercise by a local, state or Federal governmental unit of its power of eminent domain to take all or substantially all of the project for which the proceeds of the bonds were used; changes in the economic availability of raw materials, operating supplies or facilities or technological or other changes which render the operation of the project for which the proceeds of the bonds were used uneconomic; changes in law or an administrative or judicial decree which renders the performance of the agreement under which the proceeds of the bonds were made available to finance the project impossible or which creates unreasonable burdens or which imposes excessive liabilities, such as taxes, not imposed on the date the bonds are issued on the issuer of the bonds or the user of the proceeds of the bonds; an administrative or judicial decree which requires the cessation of a substantial part of the operations of the project financed with the proceeds of the bonds; an overestimate of the costs of the project to be financed with the proceeds of the bonds resulting in excess proceeds of the bonds which may be applied to redeem bonds; or an underestimate of a source of funds securing the bonds resulting in excess funds which may be applied to redeem bonds. The issuer of certain bonds in a closed-end fund may have sold or reserved the right to sell, upon the satisfaction of certain conditions, to third parties all or any portion of its rights to call bonds in accordance with the stated redemption provisions of such bonds. In such a case the issuer no longer has the right to call the bonds for redemption unless it reacquires the rights from such third party. A third party pursuant to these rights may exercise the redemption provisions with respect to a bond at a time when the issuer of the bond might not have called a bond for redemption had it not sold such rights. No one can predict all of the circumstances which may result in such redemption of an issue of bonds. See also the discussion of single family mortgage and multi-family revenue bonds above for more information on the call provisions of such bonds.

   California Risk Factors. Economic Outlook. Economic growth in the State slowed considerably in 2007 and 2008, with much lower job growth and state tax revenue than in the prior several years, and with the unemployment rate in the state rising as high as 7.7% in August 2008. The slowdown was caused in large part by a dramatic downturn in the housing industry in most of the State. In 2008, turmoil has continued to rile the stock and bond markets as the problems of risky debt enveloped the financial community. Congress and various federal government agencies have stepped in on several occasions to try to give a floor to the damage done by the credit crisis. In September 2008, the federal government placed mortgage lenders Fannie Mae and Freddie Mac into a government conservatorship, the Federal Reserve extended an $85 billion loan to American International Group in exchange for a 79.9% stake in the company, and the Federal Depository Insurance Corp. seized Washington Mutual Inc. and oversaw its sale to JPMorgan Chase & Co. On October 7, 2008, the federal government passed a $700 billion emergency rescue plan for the nation's financial system, one of the largest government interventions in the nation's economy. As of October 2008, it appears the housing market has still not reached the bottom and economic growth in the State is expected to remain slow into 2009.

   In the fiscal year ended June 30, 2008, the State lost 75,900 jobs and employment growth in the State fell to 0.5% down from 1.1% as of June 30, 2007. The data continues to show that deepening problems in the housing and real estate sector, a weakening national economy, spikes in gas prices and rapidly rising food prices have been the key sources of the slowdown in the State's job growth in the last two years. Since the 2007-08 fiscal year, the problems of the real estate market have spread into the larger U.S. financial market and even into global financial markets. Economists predict that economic growth in California will continue to stutter and stall until the State's housing sector turns around. Sharp declines in home prices across the State indicate that the adjustment process in the housing market may be underway. However, the housing market is not expected to stabilize and begin to recover before early 2009. Looking forward, the State anticipates that employment growth will modestly increase (0.7%) in 2009, and grow at an average of 1.5% in the longer term. Personal income growth is expected to be only 4.5% in 2008, and 4.1% in 2009, compared to 5.6% in the 2007.

   Infrastructure Planning. Maintaining and improving the highly valued quality of life and economic growth in California will require additional investments in the State's infrastructure. The administration proposes to place bond measures on the ballot in the 2008 and 2010 general elections for voters to consider authorizing $48.1 billion of new general obligation bonds for various education, water management, transportation, court and state facility infrastructure projects. The creation of a Strategic Growth Council is also proposed to coordinate activities and investment of funds in state-owned and state-funded infrastructure.

   Budget Outlook. The 2007 Budget Act was enacted on August 24, 2007, and authorized total spending of $145.5 billion: $102.2 billion from the General Fund, $29.2 billion from special funds, and $14.1 billion from bond funds. Total General Fund resources in this budget were projected to be $105.6 billion: $103 billion from State revenues and transfers, and $4.3 billion from the prior year's General Fund balance. After enactment of the budget, negative budgetary developments, declining receipts and increasing expenditures significantly eroded the planned General Fund budgetary reserve of $4.1 billion to an estimated $872 million. In February 2008, the State sold $3.2 billion of Economic Recovery Bonds to help keep a positive budget reserve. Nevertheless, the 2008 May Revision estimated that there would be a $15.2 billion General Fund deficit by the end of the 2008-09 fiscal year unless additional actions were taken to reduce spending.

   The Governor's Budget for the 2008-09 fiscal year, released on January 10, 2008, sought total spending (before proposed budget balancing reductions) of $151.7 billion: $110.1 billion from the General Fund, $27.7 billion from special funds, and $13.9 billion from bond funds. The proposed 2008-09 General Fund expenditures were $6.5 billion higher (6.3%) than the 2007-08 fiscal year enacted budget amounts. The Administration proposed a 10% across-the-board budget reduction to agencies, departments, and programs which, if adopted, would have amounted to approximately $9.1 billion in reduced spending in 2008-09. Concurrent with the release of his budget proposal, the Governor declared a fiscal emergency and called for a special session of the Legislature, as authorized by the state Constitution pursuant to Proposition 58 (enacted in March 2004), to address the projected 2008-09 budget shortfall and to prevent a cash shortage. On February 15, 2008, the Governor approved a special session budget bill that made $2 billion in mid-year expenditure reductions. During fiscal year 2007-08, approved budget solutions amounted to $4.8 billion, including the $3.2 billion additional revenues obtained from the February 14, 2008 sale of deficit financing bonds.

   The 2008 May Revision estimated $104.7 billion in General Fund resources for the fiscal year ended June 30, 2009 and General Fund spending of approximately $101.8 billion (after special session solutions and proposed budget balancing reductions). The 2008 May Revision offset the projected $5.7 billion decrease in tax revenue to the State with significant budgetary changes, in particular the Administration's lottery modernization and securitization proposal and proposed fund transfers. The most significant differences between the 2008 May Revision and the Governor's Budget for 2008-09 were lower GDP growth, weaker State job growth and smaller gains in State personal income for this fiscal year. Applying the budget balancing proposals in the 2008 May Revision, the Administration projected a General Fund balance of $2 billion at the end of the 2008-09 fiscal year.

   The 2008 Budget Act for the 2008-09 fiscal year was enacted on September 23, 2008, 85 days after the statutory deadline for approval of the annual budget. Total General Fund resources in this budget are projected to be $105 billion:
$101.9 billion from State revenues and transfers and $3.1 billion from the General Fund balance as of June 30, 2008. The 2008 Budget Act authorizes total spending of $144.5 billion: $103.4 billion from the General Fund, $28.2 billion from special funds, and $12.9 billion from bond funds. Kindergarten through Grade 12 education spending remains the largest area of the budget ($46.2 billion). The Budget Act projects to end on June 30, 2009 with a $1.7 billion General Fund reserve. As of October 16, 2008, the Department of Finance projected a General Fund deficit of $1 billion for the 2008-09 fiscal year based on lower than expected revenue receipts in September 2008.

   Deficit Solutions. For the 2008-09 fiscal year, the Governor suspended the annual transfer to the Budget Stabilization Account required by Proposition 58, passed by California's voters in 2004. Proposition 58 requires that, beginning in the 2007-08 fiscal year, the State transfer into the Budget Stabilization Account by September 30 of each year a specified portion of estimated General Fund revenues until the account balance reaches $8 billion or 5% of the estimated General Fund revenues, whichever is greater, absent an executive order by the Governor. The Governor issued such an executive order for the fiscal year 2008-09. Other budget-balancing solutions include reducing General Fund expenditures by $9.1 billion (including the $7 billion in reductions approved in the special session budget bill on February 15, 2008), increasing State revenue by $6.5 billion (assuming the receipt of $5 billion of proceeds from the proposed securitization of lottery revenues, which is subject to voter approval in the November 2008 election) and issuing $714 million of deficit-financing bonds (in addition to the $3.2 billion in bonds issued on February 14, 2008). General Fund expenditures were reduced further by $510 million in budget vetoes by the Governor and $340 million in savings from the delay in enacting the 2008 Budget Act.

   Budget Reform. The 2008 Budget Act proposes a constitutional amendment, to be submitted to voters in the November 2008 general election, to limit expenditures of surge revenue in high-growth years and increase reserves over the next several years. Related legislation would also authorize the Director of Finance to implement mid-year budget cuts of up to 7% of certain General Fund expenditures.

   Debt Administration. As of September 1, 2008, the State had approximately $57.6 billion aggregate principal of its long-term general obligation bonds outstanding. Of this amount, $46.6 billion was payable primarily from the State's General Fund and $11.0 billion was payable from other revenue sources. As of September 1, 2008, there were unused voter authorizations for the future issuance of an aggregate amount of $56.8 billion of long-term general obligation bonds, of which $441.7 million was for bonds payable from other revenue sources.

   The November 2008 general election ballot includes a $900 million bond measure to fund veterans' housing, a $9.95 billion bond measure to partially finance a high-speed rail system connecting Northern and Southern California, and initiative measures authorizing $980 million of general obligation bonds to finance children's hospitals and $5 billion of general obligation bonds to subsidize high fuel economy vehicle sales and alternate fuel research.

   Budgetary Control. California's annual budget is prepared primarily on a modified accrual basis for governmental funds. The Governor recommends a budget for approval by the California Legislature each year. This recommended budget includes estimated revenues; however, revenues are not included in the annual budget bill adopted by the California Legislature. Under state law, the State cannot adopt a spending plan that exceeds estimated revenues. Under the State Constitution, money may be drawn from the treasury only through a legal appropriation. The appropriations contained in the Budget Act, as approved by the California Legislature and signed by the Governor, are the primary sources of annual expenditure authorizations and establish the legal level of control for the annual operating budget. The budget can be amended throughout the year by special legislative action, budget revisions by the California Department of Finance, or executive orders of the Governor.

   Appropriations are generally available for expenditure or encumbrance either in the year appropriated or for a period of three years if the legislation does not specify a period of availability. At the end of the availability period, the encumbering authority for the unencumbered balance lapses. Some appropriations continue indefinitely, while others are available until fully spent. Generally, encumbrances must be liquidated within two years from the end of the period in which the appropriation is available. If the encumbrances are not liquidated within this additional two-year period, the spending authority for these encumbrances lapses. State agencies are responsible for exercising basic budgetary control and ensuring that appropriations are not overspent. The State Controller's Office is responsible for overall appropriation control and does not allow expenditures in excess of authorized appropriations. Financial activities are mainly controlled at the appropriation level but can vary, depending on the presentation and wording contained in the Budget Act. Certain items that are established at the category, program, component, or element level can be adjusted by the California Department of Finance. For example, an appropriation for support may have detail accounts for personal services, operating expenses and equipment, and reimbursements. The California Department of Finance can authorize adjustments between the detail accounts but cannot increase the amount of the overall support appropriation. While the financial activities are controlled at various levels, the legal level of budgetary control, or the extent to which management may amend the budget without seeking approval of the governing body, has been established in the Budget Act for the annual operating budget.

   Cash Management. Cash temporarily idle during the year is invested in the Pooled Money Investment Account ("PMIA"). Investment of PMIA moneys is restricted by law to the following categories: U.S. government securities, Federal agency securities, negotiable certificates of deposit, bankers' acceptances, commercial paper, corporate bonds, bank notes, other debt securities, repurchase agreements, reverse repurchase agreements and other investments. California's cash management program for the general fund regularly issues short-term obligations to meet cash flow needs. California issues revenue anticipation notes ("RANs") to partially fund timing differences between revenues and expenditures. A significant portion of the general fund revenues are received in the second half of the fiscal year, while disbursements are paid more evenly throughout the fiscal year. If additional external cash flow borrowing is required, California issues revenue anticipation warrants ("RAWs").

   Risk Management. The State government has elected, with a few exceptions, to be self-insured against loss or liability. Generally, the exceptions are when a bond resolution or a contract requires the State government to purchase commercial insurance for coverage against property loss or liability. There have been no significant reductions in insurance coverage from the prior year. In addition, no insurance settlement in the last three years has exceeded insurance coverage. The State government generally does not maintain reserves. Losses are covered by appropriations from each fund responsible for payment in the year in which the payment occurs. All claim payments are on a "pay as you go" basis, with workers' compensation benefits for self-insured agencies being initially paid by the State Compensation Insurance Fund. The potential amount of loss arising from risks other than workers' compensation benefits is not considered material in relation to the State government's financial position.

   Ratings. As of November 2008, all outstanding general obligation bonds of the State of California are rated A+ by Standard & Poor's Ratings Services, A+ by Fitch Ratings Service and A1 by Moody's Investors Service, Inc. Any explanation concerning the significance of such ratings must be obtained from the rating agencies. There is no assurance that any ratings will continue for any period of time or that they will not be revised or withdrawn.

   Local Issuances. It should be noted that the creditworthiness of obligations issued by local California issuers may be unrelated to the creditworthiness of obligations issued by the State of California, and there is no obligation on the part of the State to make payment on such local obligations in the event of default.

   Litigation. The State is a party to numerous legal proceedings, many of which normally occur in governmental operations. In addition, the State is involved in certain other legal proceedings that, if decided against the State might require the State to make significant future expenditures or impair future revenue sources. Because of the prospective nature of these proceedings, it is not presently possible to predict the outcome of such litigation or estimate the potential impact on the ability of the State to pay debt service costs on its obligations.

   On August 29, 2008, the Los Angeles Superior Court ruled in favor of the plaintiff in Nortel Networks Inc. v. State Board of Equalization, a tax refund case involving the interpretation of certain statutory sales and use tax exemptions for "custom-written" computer software and licenses to use computer software. The adverse ruling to the Board if applied to other similarly situated taxpayers could have a significant negative impact, in the range of approximately $500 million annually, on tax revenues.

   On March 31, 2008, the Court of Appeal, First Appellate District, ruled in Computer Service Tax Cases (Dell, Inc. v. State Board of Equalization) that the State Board of Equalization improperly collected sales and use tax on optional service contracts that Dell, Inc. sold with computers. The decision will lead to a judgment requiring the Board to refund the tax with interest. The amount of the refund has not been determined, but with interest may exceed $250 million, which would be made in the 2008-09 fiscal year.

   On August 8, 2005, a lawsuit titled California Teachers Association et al. v. Arnold Schwarzenegger et al. was filed. Plaintiffs - California Teachers Association, California Superintendent of Public Instruction Jack O'Connell, and various other individuals - allege that the California Constitution's minimum school funding guarantee was not followed for the 2004-05 fiscal year and the 2005-06 fiscal year in the aggregate amount of approximately $3.1 billion. Plaintiffs seek a writ of mandate requiring the State to recalculate the minimum-funding guarantee in compliance with the California Constitution. On May 10, 2006, counsel for all parties executed a settlement agreement, and the action has been stayed pending implementation legislation. The settlement calls for payment of the outstanding balance of the minimum funding obligation to school districts and community college districts (approximately $3 billion in the aggregate) through the 2013-14 fiscal year.

   The foregoing information constitutes only a brief summary of some of the general factors which may impact certain issuers of bonds contained in the California Series and does not purport to be a complete or exhaustive description of all adverse conditions to which the issuers of such obligations are subject. Additionally, many factors including national economic, social and environmental policies and conditions, which are not within the control of the issuers of such bonds, could affect or could have an adverse impact on the financial condition of the State and various agencies and political subdivisions thereof. The sponsor is unable to predict whether or to what extent such factors or other factors may affect the issuers of the bonds contained in the California Series, the market value or marketability of such bonds or the ability of the respective issuers of such bonds acquired by the California Series to pay interest on or principal of such bonds.

   The California Series is susceptible to political, economic or regulatory factors affecting issuers of California municipal obligations (the "California Municipal Obligations"). These include the possible adverse effects of certain California constitutional amendments, legislative measures, voter initiatives and other matters that are described. The information provided above is only a brief summary of the complex factors affecting the financial situation in California and is derived primarily from the Official Statement for the offering of State various purpose general obligation bonds, issued by the Treasurer of the State of California on May 30, 2008. This source is generally available to investors and is believed to be accurate. No independent verification has been made of the accuracy or completeness of any of the following information. It is based in part on information obtained from various State and local agencies in California or contained in official statements for various California municipal obligations.

   New York Risk Factors. General. Over the long term, the State of New York (the "State") and the City of New York (the "City") face serious potential economic problems. The City accounts for approximately 41% of the State's population and personal income, and the City's financial health affects the State in numerous ways. Statewide, urban centers have experienced significant changes involving migration of the more affluent to the suburbs and an influx of generally less affluent residents. Regionally, the older Northeast cities have suffered because of the relative success that the South and the West have had in attracting people and business. The City also has had to face greater competition as other major cities have developed financial and business capabilities which make them less dependent on the specialized services traditionally available almost exclusively in the City.

   The financial condition of the State of New York is affected by various national, economic, social and environmental policies and conditions. The equity market volatility and the current level of uncertainty surrounding global credit markets pose a particularly large degree of uncertainty for New York, and are of particular concern since the State's tax revenues are more reliant on the financial sector of the economy than are other states and other regions of the nation. If the current financial market crisis is sufficiently prolonged, the impact on State income and employment could be even more severe. Similarly, a prolonged global slowdown could result in larger declines in tourism and put additional pressure on the real estate market, particularly in the City. In contrast, a quicker recovery of the national and global economies would imply a shorter downturn for New York. In addition, should the State's real estate market cool more rapidly than anticipated, household consumption and taxable capital gains realizations could be negatively affected. High energy prices also pose a particular risk to the State's tourism sector.

   Other significant risks to the current economic forecast include: (i) global political instability, including the uncertain conflicts in Afghanistan, Iraq, and the Middle East in general; (ii) a return to high oil prices which could adversely affect many different sectors of the national and State economies;
(iii) weakness of consumer spending or a failure of investment spending to commence growth during the year, which could worsen recessionary conditions; and
(iv) the potential for future terrorist attacks on U.S. soil.

   Economic Condition and Outlook. Following the State's recovery from the recession of the early 2000s, the State's Division of the Budget ("DOB") current economic outlook for 2008 calls for the State to continue in a recession, accompanied by job losses and a substantial slowdown in wage growth. In DOB's view, the economic damage from the global financial crisis, even if it has been successfully contained, which is by no means certain, will be severe and long-lasting. In New York, the impact of the crisis is expected to have grave consequences for the State's financial services sector, one of the principal sources of State tax revenues.

   The financial market terrain now looks very different than it looked just a few months ago. Indeed, the investment banking industry as we knew it before September 15, 2008, no longer exists. The prime brokerage industry has been permanently altered with the wholesale disappearance of two investments banks, the purchase of two prime brokers by large commercial banks, and the remaining two large brokers reorganizing as bank holding companies. The resulting consolidation is likely to have grave implications for industry employment, particularly in New York City. Layoffs from the State's financial services sector are now expected to total approximately 45,000 as strained financial institutions seek to cut costs and newly merged banks seek to reduce duplication of services. These projected losses compare to the loss of about 30,000 jobs following September 11th.

   The DOB projects that the current downturn in the State economy will hardly be restricted to Wall Street. The State's downturn is now expected to be much more broad-based, with private sector job losses surpassing 160,000 and declines anticipated for all major industrial sectors except for health and education. The loss of manufacturing jobs is expected to accelerate going forward, particularly in light of weakening auto sales. The State's real estate market will continue to weaken in 2009, with office vacancy rates expected to rise due to falling employment, tight credit market conditions, and new construction coming online. In addition, a weak global economy is expected to negatively impact the State's tourism industry, with the leisure and hospitality industry in New York City already beginning to see evidence of a slowdown. State employment is now expected to fall 1.5 percent for 2009, with private sector jobs projected to fall 1.7 percent, following growth of 0.2 percent for both total and private for 2008.

   The events of the past year have been devastating for the State's finance sector. Equity market prices, as measured by the S&P 500, have fallen about 40 percent since their October 2007 peak. In the wake of the high-tech bust in 2000, we experienced a decline of a similar magnitude but over a longer two-year period. The quantity of assets written down by the nine largest banks since July 2007 now exceeds the entire volume of profits of $305 billion earned during the boom period from early 2004 until the middle of 2007. Moreover, the industry's main revenue drivers remain weak. There were no U.S. IPOs in the 10 weeks beginning in the middle of August, the longest such period on record. With Wall Street's largest prime brokers now reorganized as banks, the implications for future profits and compensation could also be dimmer. Commercial banks are more aggressively regulated by the Federal government than investment banks, implying stricter limits on the degree of leveraging these firms can now pursue. This, in turn, may imply new constraints on the amount of profits these firms can earn, and therefore the size of bonus and wage payouts.

   The DOB now estimates that finance and insurance sector bonuses will fall
42.7 percent for the 2008-09 bonus season and another 20.7 percent for 2009-10, representing larger declines than were seen in the aftermath of September 11. Declining employment and bonuses have negative implications for overall income growth as well. New York State wages are now projected to fall 2.1 percent for 2009, following growth of 1.5 percent for 2008. Growth in total New York personal income for 2009 has been revised down to a decline of 1.0 percent, following growth of 2.7 percent for 2008.

   The City has a highly diversified economic base, with a substantial volume of business activity in the service, wholesale and retail trade and manufacturing industries and is the location of many securities, banking, law, accounting, new media and advertising firms. With a population of approximately 8,000,000, the City is an international center of business and culture, and a leading tourist destination. The City experienced an economic slowdown that began in 2001 as a result of the September 11 attack, a national economic recession and a downturn in the securities industry, and came to an end in 2003. Since then, Wall Street activity, tourism, and the real estate market have driven a broad based economic recovery, up until the economic slowdown that began in the second half of calendar year 2007, which subsequently evolved into a recession in 2008.

   Current and Outyear Fiscal Projections. On October 28, 2008, the State issued a second quarterly update to its Annual Information Statement (the "Mid-Year Update") based on (a) updated estimates of receipts and disbursements based on DOB's revised economic forecasts for the nation and State, operating results through the first six months of fiscal year 2008-09, and a comprehensive review of factors affecting the long-term current-services forecast; (b) the estimated impact of cost-saving measures approved by the Governor and Legislature in August 2008, after the issuance of the First Quarterly Update; and (c) the status of actions to reduce State operations spending that were instituted earlier in the fiscal year.

   The DOB projects the State will end the 2008-09 fiscal year with a General Fund balance of $1.6 billion. The balance consists of $1.2 billion in undesignated reserves and $381 million in reserves designated to finance existing or potential future commitments. The projected closing balance is $145 million lower than projected at the time of the First Quarterly Update due to the expected use of $44 million to finance the costs of recent labor settlements and $36 million for debt management purposes. It also reflects a reduction in community projects funds of $65 million due to $50 million in savings actions authorized in the August 2008 session and an increase in projected spending for the remainder of the year. The projected balance assumes that the current-year shortfall will be eliminated through legislation or administrative actions, or both, without the use of existing reserves.

   The State's financial position is expected to be severely affected by the global financial crisis. The DOB now projects a General Fund budget gap of $1.5 billion for the 2008-09 fiscal year, which it expects to be addressed through legislative or administrative measures, or both. General Fund tax receipts have been revised downward by $1.7 billion from the estimate in the First Quarterly Update. The projected budget gaps for 2009-10 and future years have also increased substantially, primarily reflecting the expected impact of recent economic events on State tax receipts. DOB now projects a General Fund budget gap of $12.5 billion in 2009-10, an increase of $6.2 billion from the First Quarterly Update. The DOB further projects budget gaps of $15.7 billion in 2010-11 and $17.2 billion in 2011-12, also reflecting revisions from the First Quarterly Update.

   For the 2007 fiscal year, the City's General Fund had an operating surplus of $4.67 billion, before discretionary and other transfers, and achieved balanced operating results in accordance with GAAP, after discretionary and other transfers. The 2007 fiscal year is the twenty-seventh consecutive year that the City has achieved balanced operating results when reported in accordance with GAAP.

   The City's expense and capital budgets for the 2008 fiscal year were adopted on June 15, 2007. The June 2007 Financial Plan, which was consistent with the City's expense and capital budgets as adopted for the 2008 fiscal year, projected revenues and expenditures for the 2008 fiscal year balanced in accordance with GAAP, and projected gaps of $1.6 billion, $3.4 billion and $4.4 billion in fiscal years 2009 through 2011, respectively.

   On June 30, 2008 the City submitted to the Control Board the Financial Plan for the 2008 through 2012 fiscal years which relates to the City and certain entities that receive funds from the City and which reflects changes as a result of the City's expense and capital budgets for the 2009 fiscal year which were adopted on June 29, 2008. The Financial Plan is a modification to the June 2007 Financial Plan, as subsequently modified by the financial plans submitted to the Control Board on October 26, 2007, January 25, 2008 and May 2, 2008. The Financial Plan projects budget balance in the 2008 fiscal year in accordance with GAAP and budget balance in the 2009 fiscal year in accordance with GAAP except for the application of GASB 49. The Financial Plan projects gaps of $2.3 billion, $5.2 billion and $5.1 billion in fiscal years 2010 through 2012, respectively, after the implementation of a gap-closing program described below.

   General Government Results. An operating surplus of $202 million was reported in the General Fund for the fiscal year ended March 31, 2007. As a result the General Fund had an accumulated fund balance of $2.4 billion. The State completed its fiscal year ended March 31, 2007, with a combined Governmental Funds operating deficit of $45 million as compared to a combined Governmental Funds operating surplus in the preceding fiscal year of $3.8 billion. The combined 2006-07 operating deficit of $45 million is due in significant part to an $840 million deficit in the Special Revenue Fund.

   As the State completed the 2006-07 fiscal year, its governmental funds reported a combined fund balance of $12.1 billion. Included in the 2006-07 fiscal year's total change in fund balance is an operating surplus of $202 million in the State's General Fund. The General Fund operating surplus is attributable to several factors including an increase of $1.4 billion in personal income tax revenue, a $1.4 billion increase in business taxes and a $746 million increase in miscellaneous revenues, offset by a $323 million decline in consumption and use tax revenue. Much of the increase in tax revenues is related to improvement in the State's economy and tax increases enacted for personal income. The increase in General Fund revenues was offset by a $3.6 billion increase in expenditures. Local assistance expenditures increased by nearly $2.8 billion due primarily to increased spending for medical assistance and income maintenance programs. State operations increased $798 million due primarily to negotiated salary increases, increased health insurance costs and employer pension costs. The State ended the 2006-07 fiscal year with a General Fund accumulated fund balance of $2.4 billion. The increase of the fund balance is due primarily to an increase in tax revenues as a result of an increase in the personal income tax rate and an improving State economy.

   Overall Financial Position. The State reported net assets of $48.9 billion as of March 31, 2007, which was comprised of $62.7 billion in capital assets reported net of related debt, $7.3 billion in restricted net assets offset by an unrestricted net assets deficit of $21.1 billion. Net assets reported for governmental activities decreased by $670 million from a year ago, decreasing from $46.0 billion to $45.3 billion. Unrestricted net assets-the part of net assets that can be used to finance day-to-day operations without constraints established by debt covenants, enabling legislation, or other legal requirements-had a deficit of $21.7 billion at March 31, 2007. The deficit in unrestricted governmental net assets, which declined by nearly $786 million in 2007, exists primarily because the State has issued debt for purposes not resulting in a capital asset related to governmental activities. Such outstanding debt included securitizing the State's future tobacco settlement receipts ($4.1 billion), eliminated the need for seasonal borrowing by Local Government Assistance Corporation ($4.2 billion), local highway and bridge projects ($3.3 billion), local mass transit projects ($2.3 billion), and a wide variety of grants and other expenditures not resulting in governmental capital assets ($8.6 billion). This deficit in unrestricted net assets of governmental activities can be expected to continue for as long as the State continues to have obligations outstanding for purposes other than the acquisition of governmental capital assets.

   Net assets for business-type activities increased by $463 million (14.8 percent) to $3.6 billion in 2007 compared to $3.1 billion in 2006. The increase in net assets for business-type activities was caused primarily by employer contributions and other revenues exceeding unemployment benefit payments for the Unemployment Insurance Fund ($178 million), SUNY and CUNY Senior College operating revenues and State support exceeding operating expenses ($255 and $56 million, respectively), and offset by Lottery losses of $26 million. As of June 30, 2006, $8.4 billion in debt had been issued and was outstanding to finance capital assets of the State's colleges and universities.

   General Fund Budgetary Highlights. General Fund expenditures exceeded receipts by $212 million in 2006-07. The General Fund ended the fiscal year with a closing cash fund balance of $3.05 billion, which consisted of $1.03 billion in the Tax Stabilization Reserve Account (the State's "rainy day" reserve), $278 million in the Community Projects Account, $21 million in the Contingency Reserve Account, and $1.71 billion in general reserves.

   The State's 2007-08 fiscal year capital budget calls for it to spend $7.7 billion for capital projects, of which $3.8 billion is for transportation projects. To pay for these capital projects the State plans to use $220 million in general obligation bond proceeds, $4.1 billion in other financing arrangements with public authorities, $1.8 billion in Federal funds, and $1.6 billion in funds on hand or received during the year.

   Debt Administration. There are a number of methods by which the State may incur debt. The State has obtained long-term financing in the form of voter-approved General Obligation debt (voter approved debt), including lease-purchase and contractual obligations where the State's legal obligation to make payments is subject to and paid from annual appropriations made by the Legislature or assignment of revenue in the case of Tobacco Settlement Revenue Bonds. One minor exception, Equipment Capital Leases and Building Capital Leases which represent $244 million as of March 31, 2008, do not require Legislature or voter approval. The State administers its long-term financing needs as a single portfolio of state-supported debt that includes general obligation bonds and other obligations of both its governmental activities and business-type activities. Most of the debt reported under business-type activities, all of which was issued for capital assets used in those activities, is supported by payments from resources generated by the State's Governmental Activities-thus it is not expected to be repaid from resources generated by business-type activities.

   At March 31, 2008, the State had $1.8 billion in State-supported variable rate bonds outstanding and $5.9 billion in interest rate exchange agreements, where the State issues variable rate bonds and enters into a swap agreement that converts the rate effectively to a fixed rate. In addition, the State had $2.4 billion in convertible bonds, which bear a fixed rate until future mandatory tender dates, at which time they can convert to either a fixed or variable rate.

   At March 31, 2008, variable rate bonds, net of those subject to the fixed rate swaps, were equal to 4.1% of the State-supported bonded debt portfolio. At March 31, 2007, the State had $48.8 billion in bonds, notes, and other financing agreements outstanding compared with $47.1 billion the year before, an increase of $1.7 billion.

   One aspect of the credit crisis is that government issuers have either been unable to issue bonds or, if market access exists, do so at much higher interest rates than existed before September 2008. If the State cannot sell bonds at the levels (or on the timetable) expected in the capital plan, it could experience significantly increased costs in the General Fund and a weakened overall cash position in the current year. This is because the State finances much of its capital spending in the first instance through loans from the General Fund or STIP, which it then repays with proceeds from the sale of bonds.

   Interest rates on State-supported VRDBs increased sharply in September 2008, reaching an average of 6.5 percent for a period of time. Rates have since moderated but could rise again. Accordingly, DOB has revised its interest-rate forecast upward, which is offset in part by projected debt service savings related to the timing of bond sales.

   For planning purposes, DOB is assuming the State will have limited access to the bond market for the remainder of the fiscal year. Therefore, the State is executing a multi-step strategy to stage entries into the bond market in a way that addresses the most immediate and consequential fiscal issues first. At the same time, DOB is imposing stringent capital controls to marginally reduce the need to issue bonds in the coming months.

   The State Constitution, with exceptions for emergencies, limits the amount of general obligation bonds that can be issued to that amount approved by the voters for a single work or purpose in a general election. The State Finance Law, through the Debt Reform Act of 2000 (the "Act"), also imposes phased-in caps on new State supported debt issued and related debt service costs. The Act also limits the use of debt to capital works and purposes, and establishes a maximum length of term for repayment of 30 years. The Act applies to all State supported debt. The Debt Reform Act does not apply to debt issued prior to April 1, 2000, or to other obligations issued by public authorities where the State is not the direct obligor.

   The construction of certain State office buildings, campus facilities, and other public facilities has been financed through bonds and notes issued by public benefit corporations pursuant to lease/purchase agreements with the State. The State has also entered into financing arrangements with public benefit corporations that have issued bonds to finance past State budgetary deficits and grants to local governments for both capital and operating purposes. These lease/purchase and other financing arrangements which the State will repay over the duration of the agreements constitute long-term liabilities. The amount included in obligations under lease/purchase and other financing arrangements consists of total future principal payments and equals the outstanding balance of the related bonds and notes. Reporting relative to capitalized interest is also not included for leased capital assets.

   Risk Management. The State does not insure its buildings or their contents against theft, fire or other risks and does not insure its automobiles against the possibility of bodily injury and property damage. However, the State does have fidelity insurance on State employees. Workers' compensation coverage is provided on a self-insurance basis.

   Litigation. The State is a defendant in numerous legal proceedings pertaining to matters incidental to the performance of routine governmental operations. Such litigation includes, but is not limited to, claims asserted against the State arising from alleged torts, alleged breaches of contracts, condemnation proceedings, and other alleged violations of state and federal laws.

   Included in the State's outstanding litigation are a number of cases challenging the legality or the adequacy of a variety of significant social welfare programs primarily involving the State's Medicaid and mental health programs. Adverse judgments in these matters generally could result in injunctive relief coupled with prospective changes in patient care that could require substantial increased financing of the litigated programs in the future.

   Actions commenced by several Indian nations which include the St. Regis Mohawk Indian Nation, the Oneida Indian Nation and the Cayuga Indian Nation claim that significant amounts of land were unconstitutionally taken from the Indians in violation of various treaties and agreements during the eighteenth and nineteenth centuries. The claimants seek recovery of thousands of acres of land as well as compensatory and punitive damages.

   With respect to pending and threatened litigation, the State has reported, in the governmental activities, liabilities of $151 million for awarded and anticipated unfavorable judgments. In addition, the State is a party to other claims and litigation that its legal counsel has advised may result in possible adverse court decisions with estimated potential losses of nearly $262 million.

   Ratings. As of November 2008, all outstanding general obligation bonds of the State of New York are rated AA by S&P and Aa3 by Moody's. As of November 2008, all outstanding general obligation bonds of the City of New York are rated AA+ by S&P and Aa3 by Moody's. Any explanation concerning the significance of such ratings must be obtained from the rating agencies. There is no assurance that any ratings will continue for any period of time or that they will not be revised or withdrawn.

   Local Issuances. It should be noted that the creditworthiness of obligations issued by local New York issuers may be unrelated to the creditworthiness of obligations issued by the State of New York, and there is no obligation on the part of the State to make payment on such local obligations in the event of default.

   The foregoing information constitutes only a brief summary of some of the general factors which may impact certain issuers of bonds contained in the New York Series and does not purport to be a complete or exhaustive description of all adverse conditions to which the issuers of such obligations are subject. Additionally, many factors including national, economic, social and environmental policies and conditions, which are not within the control of the issuers of such bonds, could affect or could have an adverse impact on the financial condition of the State and various agencies and political subdivisions thereof. The Sponsor is unable to predict whether or to what extent such factors or other factors may affect the issuers of the bonds contained in the New York Series, the market value or marketability of such bonds or the ability of the respective issuers of such bonds acquired by the New York Series to pay interest on or principal of such bonds.

   The New York Series is susceptible to political, economic or regulatory factors affecting issuers of New York municipal obligations (the "New York Municipal Obligations"). These include the possible adverse effects of certain New York constitutional amendments, legislative measures, voter initiatives and other matters that are described. The information provided above is only a brief summary of the complex factors affecting the financial situation in New York and is derived from sources that are generally available to investors and are believed to be accurate. No independent verification has been made of the accuracy or completeness of any of the following information. It is based in part on information obtained from various State and local agencies in New York or contained in Official Statements for various New York Municipal Obligations.

   High-Yield Securities. An investment in Units of a Portfolio should be made with an understanding of the risks that an investment in "high-yield, high-risk" debt obligations or "junk" obligations may entail, including increased credit risks and the risk that the value of the Units will decline, and may decline precipitously, with increases in interest rates. In recent years there have been wide fluctuations in interest rates and thus in the value of debt obligations generally. Certain of the securities included in the funds in a Portfolio may be subject to greater market fluctuations and risk of loss of income and principal than are investments in lower-yielding, higher-rated securities, and their value may decline precipitously because of increases in interest rates, not only because the increases in rates generally decrease values, but also because increased rates may indicate a slowdown in the economy and a decrease in the value of assets generally that may adversely affect the credit of issuers of high-yield, high-risk securities resulting in a higher incidence of defaults among high-yield, high-risk securities. A slowdown in the economy, or a development adversely affecting an issuer's creditworthiness, may result in the issuer being unable to maintain earnings or sell assets at the rate and at the prices, respectively, that are required to produce sufficient cash flow to meet its interest and principal requirements. For an issuer that has outstanding both senior commercial bank debt and subordinated high-yield, high-risk securities, an increase in interest rates will increase that issuer's interest expense insofar as the interest rate on the bank debt is fluctuating. However, many leveraged issuers enter into interest rate protection agreements to fix or cap the interest rate on a large portion of their bank debt. This reduces exposure to increasing rates, but reduces the benefit to the issuer of declining rates. The sponsor cannot predict future economic policies or their consequences or, therefore, the course or extent of any similar market fluctuations in the future.

   "High-yield" or "junk" securities, the generic names for securities rated below BBB by Standard & Poor's, or below Baa by Moody's, are frequently issued by corporations in the growth stage of their development, by established companies whose operations or industries are depressed or by highly leveraged companies purchased in leveraged buyout transactions. The market for high-yield securities is very specialized and investors in it have been predominantly financial institutions. High-yield securities are generally not listed on a national securities exchange. Trading of high- yield securities, therefore, takes place primarily in over-the-counter markets that consist of groups of dealer firms that are typically major securities firms. Because the high-yield security market is a dealer market, rather than an auction market, no single obtainable price for a given security prevails at any given time. Prices are determined by negotiation between traders. The existence of a liquid trading market for the securities may depend on whether dealers will make a market in the securities. There can be no assurance that a market will be made for any of the securities, that any market for the securities will be maintained or of the liquidity of the securities in any markets made. Not all dealers maintain markets in all high-yield securities. Therefore, since there are fewer traders in these securities than there are in "investment grade" securities, the bid-offer spread is usually greater for high-yield securities than it is for investment grade securities. The price at which the securities may be sold and the value of a Portfolio will be adversely affected if trading markets for the securities are limited or absent. If the rate of redemptions is great, the value of a Portfolio may decline to a level that requires liquidation.

   Lower-rated securities tend to offer higher yields than higher-rated securities with the same maturities because the creditworthiness of the issuers of lower-rated securities may not be as strong as that of other issuers. Moreover, if a security is recharacterized as equity by the Internal Revenue Service for federal income tax purposes, the issuer's interest deduction with respect to the security will be disallowed and this disallowance may adversely affect the issuer's credit rating. Because investors generally perceive that there are greater risks associated with the lower-rated securities in the funds in a Portfolio, the yields and prices of these securities tend to fluctuate more than higher- rated securities with changes in the perceived quality of the credit of their issuers. In addition, the market value of high-yield, high-risk securities may fluctuate more than the market value of higher-rated securities since these securities tend to reflect short-term credit development to a greater extent than higher-rated securities. Lower-rated securities generally involve greater risks of loss of income and principal than higher-rated securities. Issuers of lower-rated securities may possess fewer creditworthiness characteristics than issuers of higher-rated securities and, especially in the case of issuers whose obligations or credit standing have recently been downgraded, may be subject to claims by debtholders, owners of property leased to the issuer or others which, if sustained, would make it more difficult for the issuers to meet their payment obligations. High-yield, high-risk securities are also affected by variables such as interest rates, inflation rates and real growth in the economy. Therefore, investors should consider carefully the relative risks associated with investment in securities that carry lower ratings.

   The value of the shares of the closed-end funds reflects the value of the portfolio securities, including the value (if any) of securities in default. Should the issuer of any security default in the payment of principal or interest, the closed-end funds in a Portfolio may incur additional expenses seeking payment on the defaulted security. Because amounts (if any) recovered by the funds in payment under the defaulted security may not be reflected in the value of the fund shares until actually received by the funds, and depending upon when a Unitholder purchases or sells his or her Units, it is possible that a Unitholder would bear a portion of the cost of recovery without receiving any portion of the payment recovered.

   High-yield, high-risk securities are generally subordinated obligations. The payment of principal (and premium, if any), interest and sinking fund requirements with respect to subordinated obligations of an issuer is subordinated in right of payment to the payment of senior obligations of the issuer. Senior obligations generally include most, if not all, significant debt obligations of an issuer, whether existing at the time of issuance of subordinated debt or created thereafter. Upon any distribution of the assets of an issuer with subordinated obligations upon dissolution, total or partial liquidation or reorganization of or similar proceeding relating to the issuer, the holders of senior indebtedness will be entitled to receive payment in full before holders of subordinated indebtedness will be entitled to receive any payment. Moreover, generally no payment with respect to subordinated indebtedness may be made while there exists a default with respect to any senior indebtedness. Thus, in the event of insolvency, holders of senior indebtedness of an issuer generally will recover more, ratably, than holders of subordinated indebtedness of that issuer.

   Obligations that are rated lower than "BBB" by Standard & Poor's, or "Baa" by Moody's, respectively, should be considered speculative as such ratings indicate a quality of less than investment grade. Investors should carefully review the objective of a Portfolio and consider their ability to assume the risks involved before making an investment in the Portfolio.

   Discount Securities. Certain of the securities held by the closed-end funds in a Portfolio may have been acquired at a market discount from par value at maturity. The coupon interest rates on the discount securities at the time they were purchased and deposited in the funds were lower than the current market interest rates for newly issued securities of comparable rating and type. If such interest rates for newly issued comparable securities increase, the market discount of previously issued securities will become greater, and if such interest rates for newly issued comparable securities decline, the market discount of previously issued securities will be reduced, other things being equal. Investors should also note that the value of securities purchased at a market discount will increase in value faster than securities purchased at a market premium if interest rates decrease. Conversely, if interest rates increase, the value of securities purchased at a market discount will decrease faster than securities purchased at a market premium. In addition, if interest rates rise, the prepayment risk of higher yielding, premium securities and the prepayment benefit for lower yielding, discount securities will be reduced. Market discount attributable to interest changes does not indicate a lack of market confidence in the issue.

   Premium Securities. Certain of the securities held by the closed-end funds in a Portfolio may have been acquired at a market premium from par value at maturity. The coupon interest rates on the premium securities at the time they were purchased by the fund were higher than the current market interest rates for newly issued securities of comparable rating and type. If such interest rates for newly issued and otherwise comparable securities decrease, the market premium of previously issued securities will be increased, and if such interest rates for newly issued comparable securities increase, the market premium of previously issued securities will be reduced, other things being equal. The current returns of securities trading at a market premium are initially higher than the current returns of comparable securities of a similar type issued at currently prevailing interest rates because premium securities tend to decrease in market value as they approach maturity when the face amount becomes payable. Because part of the purchase price is thus returned not at maturity but through current income payments, early redemption of a premium security at par or early prepayments of principal will result in a reduction in yield. Redemption pursuant to call provisions generally will, and redemption pursuant to sinking fund provisions may, occur at times when the redeemed securities have an offering side valuation which represents a premium over par or for original issue discount securities a premium over the accreted value.

   Liquidity. Whether or not the stocks in a Portfolio are listed on a stock exchange, the stocks may delist from the exchange or principally trade in an over-the-counter market. As a result, the existence of a liquid trading market could depend on whether dealers will make a market in the stocks. We cannot guarantee that dealers will maintain a market or that any market will be liquid. The value of the stocks could fall if trading markets are limited or absent.

   Additional Units. The Sponsor may create additional Units of a Portfolio by depositing into the Portfolio additional stocks or cash with instructions to purchase additional stocks. A deposit could result in a dilution of your investment and anticipated income because of fluctuations in the price of the stocks between the time of the deposit and the purchase of the stocks and because a Portfolio will pay brokerage fees.

   Voting. Only the Trustee may sell or vote the stocks in a Portfolio. While you may sell or redeem your Units, you may not sell or vote the stocks in your Portfolio. The Trustee will vote the stocks in the same general proportion as shares held by other shareholders.

SPONSOR INFORMATION

   Van Kampen Funds Inc. is the Sponsor of the Portfolios. Van Kampen Funds Inc. is a wholly owned subsidiary of Van Kampen Investments Inc. ("Van Kampen Investments"). Van Kampen Investments is a diversified asset management company that administers more than three million retail investor accounts, has extensive capabilities for managing institutional portfolios and has more than $82 billion under management or supervision as of September 30, 2008. Van Kampen Investments has more than 50 open-end funds, more than 30 closed-end funds and more than 2,200 unit investment trusts that are distributed by authorized dealers nationwide. Van Kampen Investments is an indirect wholly owned subsidiary of Morgan Stanley, a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses: securities, asset management and credit services. Morgan Stanley is a full service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. The Sponsor's principal office is located at 522 Fifth Avenue, New York, New York 10036. As of September 30, 2008, the total stockholders' equity of Van Kampen Funds Inc. was $150,025,763. (unaudited). (This paragraph relates only to the Sponsor and not to the Portfolios or to any other Series thereof. The information is included herein only for the purpose of informing investors as to the financial responsibility of the Sponsor and its ability to carry out its contractual obligations. More detailed financial information will be made available by the Sponsor upon request).

   The Sponsor and your Portfolios have adopted a code of ethics requiring Van Kampen's employees who have access to information on Portfolio transactions to report personal securities transactions. The purpose of the code is to avoid potential conflicts of interest and to prevent fraud, deception or misconduct with respect to your Portfolio.

   If the Sponsor shall fail to perform any of its duties under the Trust Agreement or become incapable of acting or shall become bankrupt or its affairs are taken over by public authorities, then the Trustee may (i) appoint a successor Sponsor at rates of compensation deemed by the Trustee to be reasonable and not exceeding amounts prescribed by the Securities and Exchange Commission, (ii) terminate the Trust Agreement and liquidate the Portfolios as provided therein or (iii) continue to act as Trustee without terminating the Trust Agreement.

TRUSTEE INFORMATION

   The Trustee is The Bank of New York Mellon, a trust company organized under the laws of New York. The Bank of New York Mellon has its principal unit investment trust division offices at 2 Hanson Place, 12th Floor, Brooklyn, New York 11217, (800) 221-7668. The Bank of New York Mellon is subject to supervision and examination by the Superintendent of Banks of the State of New York and the Board of Governors of the Federal Reserve System, and its deposits are insured by the Federal Deposit Insurance Corporation to the extent permitted by law.

   The duties of the Trustee are primarily ministerial in nature. It did not participate in the selection of Securities for the Portfolios.

   In accordance with the Trust Agreement, the Trustee shall keep proper books of record and account of all transactions at its office for the Portfolios. Such records shall include the name and address of, and the number of Units of a Portfolio held by, every Unitholder. Such books and records shall be open to inspection by any Unitholder at all reasonable times during the usual business hours. The Trustee shall make such annual or other reports as may from time to time be required under any applicable state or federal statute, rule or regulation. The Trustee is required to keep a certified copy or duplicate original of the Trust Agreement on file in its office available for inspection at all reasonable times during the usual business hours by any Unitholder, together with a current list of the Securities held in the Portfolios.

   Under the Trust Agreement, the Trustee or any successor trustee may resign and be discharged of its responsibilities created by the Trust Agreement by executing an instrument in writing and filing the same with the Sponsor. The Trustee or successor trustee must mail a copy of the notice of resignation to all Unitholders then of record, not less than 60 days before the date specified in such notice when such resignation is to take effect. The Sponsor upon receiving notice of such resignation is obligated to appoint a successor trustee promptly. If, upon such resignation, no successor trustee has been appointed and has accepted the appointment within 30 days after notification, the retiring Trustee may apply to a court of competent jurisdiction for the appointment of a successor. The Sponsor may remove the Trustee and appoint a successor trustee as provided in the Trust Agreement at any time with or without cause. Notice of such removal and appointment shall be mailed to each Unitholder by the Sponsor. Upon execution of a written acceptance of such appointment by such successor trustee, all the rights, powers, duties and obligations of the original trustee shall vest in the successor. The resignation or removal of a Trustee becomes effective only when the successor trustee accepts its appointment as such or when a court of competent jurisdiction appoints a successor trustee.

   Any corporation into which a Trustee may be merged or with which it may be consolidated, or any corporation resulting from any merger or consolidation to which a Trustee shall be a party, shall be the successor trustee. The Trustee must be a banking corporation organized under the laws of the United States or any state and having at all times an aggregate capital, surplus and undivided profits of not less than $5,000,000.

PORTFOLIO TERMINATION

   A Portfolio may be liquidated at any time by consent of Unitholders representing 66 2/3% of the Units of the Portfolio then outstanding or by the Trustee when the value of the Securities owned by the Portfolio, as shown by any evaluation, is less than $500,000 ($3,000,000 if the value of the Portfolio has exceeded $15,000,000). A Portfolio will be liquidated by the Trustee in the event that a sufficient number of Units of the Portfolio not yet sold are tendered for redemption by the Sponsor, so that the net worth of the Portfolio would be reduced to less than 40% of the value of the Securities at the time they were deposited in the Portfolio. If a Portfolio is liquidated because of the redemption of unsold Units by the Sponsor, the Sponsor will refund to each purchaser of Units the entire sales charge paid by such purchaser. The Trust Agreement will terminate upon the sale or other disposition of the last Security held thereunder, but in no event will it continue beyond the Mandatory Termination Date.

   Commencing during the period beginning nine business days prior to, and no later than, the Mandatory Termination Date, Securities will begin to be sold in connection with the termination of a Portfolio. The Sponsor will determine the manner, timing and execution of the sales of the Securities. The Sponsor shall direct the liquidation of the Securities in such manner as to effectuate orderly sales and a minimal market impact. In the event the Sponsor does not so direct, the Securities shall be sold within a reasonable period and in such manner as the Trustee, in its sole discretion, shall determine. At least 45 days before the Mandatory Termination Date the Trustee will provide written notice of any termination to all Unitholders of a Portfolio. Unitholders will receive a cash distribution from the sale of the remaining Securities within a reasonable time following the Mandatory Termination Date. The Trustee will deduct from the funds of a Portfolio any accrued costs, expenses, advances or indemnities provided by the Trust Agreement, including estimated compensation of the Trustee, costs of liquidation and any amounts required as a reserve to provide for payment of any applicable taxes or other governmental charges. Any sale of Securities in a Portfolio upon termination may result in a lower amount than might otherwise be realized if such sale were not required at such time. The Trustee will then distribute to each Unitholder of a Portfolio his pro rata share of the balance of the Income and Capital Accounts of a Portfolio.

   The Sponsor may, but is not obligated to, offer for sale units of a subsequent series of a Portfolio. There is, however, no assurance that units of any new series of a Portfolio will be offered for sale at that time, or if offered, that there will be sufficient units available for sale to meet the requests of any or all Unitholders.

   Within 60 days of the final distribution Unitholders will be furnished a final distribution statement of the amount distributable. At such time as the Trustee in its sole discretion will determine that any amounts held in reserve are no longer necessary, it will make distribution thereof to Unitholders in the same manner.



                                                                       EMSPRO516






                      Contents of Post-Effective Amendment
                          to the Registration Statement

           This Post-Effective Amendment to the Registration Statement comprises the following papers and documents:

                          The Facing Sheet of Form S-6

                                 The Prospectus

                         The Undertaking to File Reports

                                 The Signatures

    The Written Consent of the Independent Registered Public Accounting Firm

                           UNDERTAKING TO FILE REPORTS

     Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, Van Kampen Unit Trusts, Series 516, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, all in the City of Chicago and State of Illinois on the 21st day of November, 2008.

                                              Van Kampen Unit Trusts, Series 516
                                                                    (Registrant)

                                                        By Van Kampen Funds Inc.
                                                                     (Depositor)

                                                         By: /s/ John F. Tierney
                                                                 ---------------
                                                              Executive Director


     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below on November 21, 2008, by the following persons who constitute the principal officers and a majority of the Board of Directors of Van Kampen Funds Inc.:

SIGNATURE                             TITLE

Jerry Miller                     Director, Chief Executive Officer and President

Edward C. Wood, III              Director and Chief Operating Officer

Kenneth Castiglia                Chief Financial Officer and Treasurer


                                                             /s/ John F. Tierney
                                                                 ---------------
                                                             (Attorney-in-fact*)
--------------------

* An executed copy of each of the related powers of attorney is filed herewith or was filed with the Securities and Exchange Commission in connection with the Registration Statement on Form S-6 of Van Kampen Unit Trusts, Series 744 (File No. 333-149060) dated March 18, 2008, and Van Kampen Unit Trusts, Series 781 (File No. 333-151597) dated June 11, 2008.